UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1.Schedule of Investments
POI-Munder Bond Fund POI-Munder Emerging MarketsSmall-Cap Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder Integrity Mid-Cap Value Fund
POI-Munder Integrity Small/Mid-Cap Value Fund
POI-Munder International Fund — Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Veracity Small-Cap Value Fund
Item 2.Controls and Procedures
Item 3.Exhibits

SIGNATURES

EX-99

Item 1.	Schedule of Investments.

Munder Bond Fund

Portfolio of Investments, September 30, 2013 (Unaudited) (a)

Principal Amount		Value(b),(c),(e)

ASSET-BACKED SECURITIES — 14.3%
Auto Loans — 11.6%
	AmeriCredit Automobile Receivables Trust:
$1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017 (f)	$1,143,676
425,000	Series 2012-2, Class C, 2.640% due 10/10/2017	433,840
385,000	Series 2013-4, Class C, 2.720% due 09/09/2019	389,378
985,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790% due 06/20/2017 (f)	981,948
	CarMax Auto Owner Trust:
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (f)	860,160
1,275,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (f)	1,320,291
900,000	Ford Credit Auto Lease Trust, Series 2013-A, Class C, 1.280% due 06/15/2016 (f)	891,686
	Ford Credit Auto Owner Trust:
700,000	Series 2012-A, Class D, 2.940% due 07/15/2018 (f)	729,605
700,000	Series 2012-D, Class C, 1.230% due 08/15/2018 (f)	694,587
	Huntington Auto Trust:
625,000	Series 2012-1, Class D, 2.850% due 12/17/2018 (f)	632,864
450,000	Series 2012-2, Class C, 1.370% due 05/15/2018	447,565
350,000	Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.480% due 03/15/2019	354,082
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (f)	1,305,077

		10,184,759

Home Equity Loans — 1.7%
277,412	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.329% due 10/25/2036 (g)	274,880
2,014	Contimortgage Home Equity Loan Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	2,012

1

	Countrywide Asset-Backed Certificates:
77,129	Series 2003-BC6, Class M5, 3.479% due 04/25/2033 (g)	27,445
364,794	Series 2007-BC2, Class 2A2, 0.359% due 06/25/2037 (g)	353,866
107,601	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.699% due 01/25/2036 (g)	106,875
455,362	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.359% due 10/25/2036 (g)	420,249
319,375	Residential Asset Securities Corporation, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (g)	327,582

		1,512,909

Student Loans — 1.0%
875,827	SLM Student Loan Trust, Series 2013-A, Class A1, 144A, 0.782% due 08/15/2022 (g),(h),(i),(j)	872,993

TOTAL ASSET-BACKED SECURITIES
(Cost $12,400,622)		12,570,661

CORPORATE BONDS AND NOTES — 56.8%
Bank — 7.5%
1,075,000	Bank of America Corp: MTN, 1.320% due 03/22/2018 (f),(g)	1,078,341
255,000	3.875% due 03/22/2017	271,216
844,000	Corp Andina de Fomento, SNAT, 4.375% due 06/15/2022 (f)	840,797
415,000	Huntington Bancshares Inc, 7.000% due 12/15/2020	491,696
670,000	KeyCorp, MTN, 5.100% due 03/24/2021 (f)	737,780
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (f)	1,176,070
485,000	Royal Bank of Canada, MTN, 2.300% due 07/20/2016	501,340
1,545,000	Wachovia Corp, 0.524% due 06/15/2017 (f),(g)	1,524,872

		6,622,112

Financial — 17.8%
640,000	Alleghany Corp, 4.950% due 06/27/2022 (f)	676,321
1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (f)	1,507,134
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (f)	1,323,515
710,000	Citigroup Inc, 3.953% due 06/15/2016 (f)	755,828
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	611,395

2

	General Electric Capital Corp:
295,000	MTN, Series A, 0.919% due 07/12/2016 (g)	296,054
950,000	MTN, 5.300% due 02/11/2021 (f)	1,033,199
230,000	MTN, Series A, 6.750% due 03/15/2032	274,344
	Goldman Sachs Group Inc/The:
555,000	2.375% due 01/22/2018	551,065
725,000	6.150% due 04/01/2018 (f)	829,219
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	326,447
755,000	5.250% due 01/15/2022 (f)	806,810
530,000	International Lease Finance Corp, 3.875% due 04/15/2018	512,113
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (f)	1,339,096
900,000	Liberty Property LP, 5.650% due 08/15/2014 (f)	934,934
425,000	Lincoln National Corp, (becomes variable April 2017), 6.050% due 04/20/2067	416,500
470,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (f)	568,657
470,000	Morgan Stanley, 1.512% due 02/25/2016 (g)	474,130
870,000	Simon Property Group LP, 10.350% due 04/01/2019 (f)	1,183,320
750,000	StanCorp Financial Group Inc, (becomes variable June 2017), 6.900% due 06/01/2067 (f)	742,500
410,000	Torchmark Corp, 9.250% due 06/15/2019 (f)	535,539

		15,698,120

Gas Transmission — 0.3%
210,000	Williams Cos Inc/The, 8.750% due 03/15/2032	255,907

Industrial — 25.9%
	Agilent Technologies Inc:
385,000	3.875% due 07/15/2023	373,894
453,000	6.500% due 11/01/2017	529,730
791,000	Allegheny Technologies Inc, 5.950% due 01/15/2021 (f)	830,561
250,000	Amgen Inc, 6.900% due 06/01/2038	297,605
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	525,625
215,000	Anheuser-Busch Cos LLC, 5.950% due 01/15/2033	248,164

3

650,000	Arrow Electronics Inc, 3.000% due 03/01/2018 (f)	655,629
500,000	Ashland Inc, 4.750% due 08/15/2022	468,750
530,000	Atwood Oceanics Inc, 6.500% due 02/01/2020	555,175
224,000	Bristol-Myers Squibb Co, 6.125% due 05/01/2038	268,307
638,000	Cameron International Corp, 6.375% due 07/15/2018 (f)	750,679
1,000,000	Carpenter Technology Corp, 4.450% due 03/01/2023 (f)	979,841
595,000	Celgene Corp, 1.900% due 08/15/2017 (f)	596,995
515,000	CF Industries Inc, 6.875% due 05/01/2018	605,059
295,000	Comcast Corp, 6.400% due 05/15/2038 (f)	349,713
775,000	CRH America Inc, 6.000% due 09/30/2016 (f)	871,952
	Domtar Corp:
475,000	4.400% due 04/01/2022	458,426
360,000	6.250% due 09/01/2042	351,425
500,000	Ecopetrol SA, 4.250% due 09/18/2018	514,375
	Equinix Inc:
295,000	4.875% due 04/01/2020	286,150
250,000	5.375% due 04/01/2023	236,250
250,000	Gibraltar Industries Inc, 6.250% due 02/01/2021	252,500
897,000	KLA-Tencor Corp, 6.900% due 05/01/2018 (f)	1,056,507
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	497,110
525,000	Louisiana-Pacific Corp, 7.500% due 06/01/2020	568,969
385,000	Methanex Corp, 5.250% due 03/01/2022	399,359
850,000	Newmont Mining Corp, 3.500% due 03/15/2022 (f)	743,288
775,000	News America Inc, 7.850% due 03/01/2039 (f)	974,811
275,000	O’Reilly Automotive Inc, 4.625% due 09/15/2021	288,769
450,000	Plains Exploration & Production Co, 6.750% due 02/01/2022	481,630
605,000	QEP Resources Inc, 5.375% due 10/01/2022 (f)	577,775
535,000	Reliance Steel & Aluminum Co, 4.500% due 04/15/2023	522,139

4

175,000	Reynolds American Inc, 6.150% due 09/15/2043	183,088
520,000	Rosetta Resources Inc, 5.625% due 05/01/2021	494,000
845,000	Tupperware Brands Corp, 4.750% due 06/01/2021 (f)	857,263
385,000	Tyson Foods Inc, 6.600% due 04/01/2016	431,648
320,000	UnitedHealth Group Inc, 5.800% due 03/15/2036	353,746
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022 (f)	659,959
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (f)	845,633
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021 (f)	569,141
250,000	Wal-Mart Stores Inc, 5.625% due 04/01/2040	281,067
645,000	Western Gas Partners LP, 2.600% due 08/15/2018	644,856
270,000	Yum! Brands Inc, 6.875% due 11/15/2037	313,169

		22,750,732

Special Purpose — 0.4%
296,000	AmeriGas Partners LP/AmeriGas Finance Corp, 6.500% due 05/20/2021	304,880

Telephone — 2.1%
275,000	AT&T Inc, 6.150% due 09/15/2034	294,499
100,000	CenturyLink Inc, Series V, 5.625% due 04/01/2020	97,625
550,000	Frontier Communications Corp, 8.500% due 04/15/2020 (f)	607,750
250,000	MetroPCS Wireless Inc, 144A, 6.625% due 04/01/2023 (h),(i),(j)	250,625
	Verizon Communications Inc:
285,000	2.500% due 09/15/2016	293,745
245,000	6.400% due 09/15/2033	272,076

		1,816,320

Utility - Gas — 0.8%
649,000	EQT Corp, 6.500% due 04/01/2018 (f)	735,391

Utility - Electric — 2.0%
205,000	Consolidated Edison Co of New York Inc, Series 07-A, 6.300% due 08/15/2037	247,670
640,000	Dominion Resources Inc, 7.500% due 06/30/2016 (f)	684,800

5

250,000	Exelon Generation Co LLC, 6.250% due 10/01/2039	257,442
305,000	Georgia Power Co, 4.300% due 03/15/2043	274,348
320,000	Public Service Electric & Gas Co, MTN, 3.950% due 05/01/2042	290,795

		1,755,055

TOTAL CORPORATE BONDS AND NOTES
(Cost $49,149,988)		49,938,517

GOVERNMENT GUARANTEED SECURITIES — 2.3%
Collateralized Mortgage Obligations (CMO) - Non Agency — 1.2%
1,016,723	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (h),(i),(k)	1,049,131

Commercial Mortgage-Backed Securities — 1.1%
967,431	NCUA Guaranteed Notes Trust, Series 2011-R1, Class 1A, 0.632% due 01/08/2020 (g)	963,561

TOTAL GOVERNMENT GUARANTEED SECURITIES
(Cost $1,985,103)		2,012,692

MORTGAGE-BACKED SECURITIES — 36.9%
Collateralized Mortgage Obligations (CMO) - Agency — 0.1%
	Fannie Mae REMICS:
83,434	Series 1990-5, Class J, 8.200% due 01/25/2020	93,288
1,605	Series 2003-63, Class GU, 4.000% due 07/25/2033	1,614

		94,902

Collateralized Mortgage Obligations (CMO) - Non Agency — 2.5%
	Countrywide Alternative Loan Trust:
388,313	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (f)	398,228
325,275	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	310,659
354,926	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	377,747
212,037	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	215,652
246,180	Residential Funding Mortgage Securities I Inc, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036	222,379
635,530	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.299% due 04/25/2038 (f),(g),(h),(i),(j)	629,895

		2,154,560

6

Commercial Mortgage-Backed Securities — 10.2%
330,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4, 5.405% due 12/11/2040 (g)	352,447
	COMM Mortgage Trust:
450,000	Series 2007-C9, Class A4, 5.993% due 12/10/2049 (g)	511,916
330,000	Series 2012-LC4, Class B, 4.934% due 12/10/2044 (g)	346,879
320,000	Series 2013-LC6, Class B, 3.739% due 01/10/2046	304,324
	GS Mortgage Securities Trust:
945,000	Series 2007-GG10, Class A4, 5.993% due 08/10/2045 (f),(g)	1,048,199
990,000	Series 2011-GC5, Class A2, 2.999% due 08/10/2044 (f)	1,033,183
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4A, 4.936% due 08/15/2042 (g)	481,812
570,000	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.810% due 06/12/2050 (f),(g)	636,478
	Morgan Stanley Capital I Trust:
675,000	Series 2011-C3, Class A2, 3.224% due 07/15/2049 (f)	706,242
495,000	Series 2012-C4, Class A2, 2.111% due 03/15/2045	501,868
	WF-RBS Commercial Mortgage Trust:
585,000	Series 2012-C10, Class B, 3.744% due 12/15/2045	552,701
860,000	Series 2012-C6, Class AS, 3.835% due 04/15/2045 (f)	861,453
1,185,000	Series 2012-C9, Class A2, 1.829% due 11/15/2045	1,178,101
500,000	Series 2012-C9, Class AS, 3.388% due 11/15/2045	478,075

		8,993,678

Mortgage Pass-Through Securities — 24.1%
	Fannie Mae (TBA):
2,140,000	3.000% due 10/01/2042 (l),(m)	2,079,144
4,655,000	4.000% due 01/01/2041 (l),(m)	4,852,110
3,600,000	4.500% due 08/01/2039 (l),(m)	3,822,188
4,100,000	5.000% due 02/01/2037 (l),(m)	4,423,516
	Fannie Mae Pool:
49,931	#AU5974, 4.000% due 08/01/2043	52,413
2,016,519	#190354, 5.500% due 12/01/2034 (f)	2,200,883
705,033	#995112, 5.500% due 07/01/2036 (f)	769,599

7

39,661	#070225, 7.500% due 08/01/2018	42,494
	Freddie Mac Gold Pool:
28,673	#C30261, 7.500% due 08/01/2029	32,860
23,211	#A01048, 8.500% due 02/01/2020	25,374
6,074	#A00813, 9.000% due 10/01/2020	6,186
38,654	#G00479, 9.000% due 04/01/2025	45,582
2,765,000	Ginnie Mae I (TBA),
	4.000% due 08/01/2040 (l),(m)	2,899,794

		21,252,143

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $32,726,086)		32,495,283

MUNICIPAL BONDS AND NOTES — 2.2%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034 (f)	1,045,750
850,000	Commonwealth of Pennsylvania, GO, 5.350% due 05/01/2030 (f)	915,934

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,807,407)		1,961,684

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds — 2.8%
2,324,000	2.875% due 05/15/2043	1,972,495
432,000	4.375% due 02/15/2038	489,173

		2,461,668

U.S. Treasury Note — 0.0%†
10,000	0.625% due 08/15/2016	10,006

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,461,568)		2,471,674

Shares

INVESTMENT COMPANY — 2.9%
(Cost $2,539,010)
2,539,010	State Street Institutional U.S. Government Money Market Fund (d)	2,539,010

TOTAL INVESTMENTS
(Cost $103,069,784)(n)	118.2%	103,989,521
OTHER ASSETS AND LIABILITIES (Net)	(18.2)	(15,976,807)

NET ASSETS	100.0%	$88,012,714

8

†	Amount represents less than 0.05% of net assets.

(a)	At September 30, 2013, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments- Assets*
Level 1 — Quoted Prices	$2,539,010	$106
Level 2 — Other Significant Observable Inputs	101,450,511	111,850
Level 3 — Significant Unobservable Inputs	—	—

Total	$103,989,521	$111,956

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2013.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(e)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities.

9

Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, swap contracts and/or securities purchased on a when issued or delayed delivery basis.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2013.

(h)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(k)	Security considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At September 30, 2013, illiquid securities represented $1,049,131 or 1.2% of net assets.

Security	Acquisition Dates	Cost
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038	03/05/2010	$1,012,759

(l)

Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with

10

market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(m)	Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(n)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,991,865, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,072,128 and net appreciation for financial reporting purposes was $919,737. At September 30, 2013, aggregate cost for financial reporting purposes was $103,069,784.

ABBREVIATIONS:
FDIC	—	Federal Deposit Insurance Corporation
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
NCUA	—	National Credit Union Administration
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2013 was as follows:

Futures Contracts—Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Interest Rate Contracts 10YR U.S. Treasury Note Futures, December 2013	5	$631,847	$631,953	Net Assets- Unrealized Appreciation	$106

*	Includes cumulative appreciation/(depreciation) of futures contracts.

11

Credit Default Swaps—Asset Derivatives
Swap Counterparty/ Referenced Debt Issuer	Balance Sheet Location	Notional Amount	Credit Spread	Termination Date	Payments Received	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Bank of America: CDX North America High Yield Index	Unrealized appreciation on credit default swap contracts	$7,000,000	360.66	06/20/2018	5.000%	$404,975	$293,125	$111,850

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objective. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

12

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, September 30, 2013 (Unaudited) (a),(b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 90.8%
Brazil — 10.7%
3,900	Direcional Engenharia SA	$21,169
3,100	Duratex SA	18,449
1,500	EZ Tec Empreendimentos e Participacoes SA	20,582
1,800	Kroton Educacional SA	25,591
2,300	Light SA	19,645
2,000	LPS Brasil Consultoria de Imoveis SA	15,711
2,900	Minerva SA †	13,216
1,100	Multiplus SA	12,805
800	Porto Seguro SA	10,107
1,400	Profarma Distribuidora de Produtos Farmaceuticos SA	11,181
1,200	Qualicorp SA †	10,964
1,200	Santos Brasil Participacoes SA	14,326

		193,746

Chile — 0.8%
8,473	Administradora de Fondos de Pensiones Habitat SA	14,034

China — 21.8%
5,000	Biostime International Holdings Ltd	37,810
15,000	China Everbright International Ltd	13,248
36,000	China Lesso Group Holdings Ltd	22,280
28,000	China Power International Development Ltd	10,578
18,500	China Railway Construction Corp Ltd, H Shares	19,559
46,000	Datang International Power Generation Co Ltd, H Shares	20,284
2,398	Giant Interactive Group Inc, ADR	21,870
71,000	GOME Electrical Appliances Holding Ltd	9,063
8,000	Greentown China Holdings Ltd	15,039
8,000	Guangzhou Automobile Group Co Ltd, H Shares	8,674
22,000	Hilong Holding Ltd	12,793
9,900	Huaxin Cement Co Ltd, B Shares	13,345
81,000	Kaisa Group Holdings Ltd †	22,663
35,000	Prince Frog International Holdings Ltd	24,233
14,000	Sihuan Pharmaceutical Holdings Group Ltd	9,513
16,000	Sino Biopharmaceutical	10,872
180	SouFun Holdings Ltd, Class A, ADR	9,295
29,000	Springland International Holdings Ltd	15,704
20,000	Sunny Optical Technology Group Co Ltd	20,861
70,000	Tiangong International Co Ltd	18,412
16,000	Tianjin Development Hldgs Ltd †	10,748
915	WuXi PharmaTech Cayman Inc, ADR †	25,071
24,000	Xinyi Glass Holdings Ltd	22,156

		394,071

1

Indonesia — 1.1%
181,500	Alam Sutera Realty Tbk PT	9,404
156,500	Surya Semesta Internusa Tbk PT	9,731

		19,135

Malaysia — 3.5%
3,200	Bursa Malaysia Bhd	7,265
10,400	Kossan Rubber Industries	21,696
9,700	POS Malaysia BHD	16,070
9,900	Tan Chong Motor Holdings Bhd	19,044

		64,075

Mexico — 7.8%
6,700	Compartamos SAB de CV	12,479
3,300	Gruma SAB de CV, Class B †	18,404
3,500	Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,915
7,400	Megacable Holdings SAB de CV, CPO	23,733
5,000	Mexico Real Estate Management SA de CV †	8,553
9,900	OHL Mexico SAB de CV †	26,056
800	Promotora y Operadora de Infraestructura SAB de CV †	7,736
1,060	Ternium SA, ADR	25,461

		140,337

Philippines — 1.3%
651,000	Filinvest Land Inc	23,923

Poland — 0.9%
2,389	Cyfrowy Polsat SA †	16,264

Russian Federation — 5.0%
15,000	Alrosa AO (e)	16,666
880	CAT Oil AG	17,114
434	Mail.ru Group Ltd, GDR	16,579
10,370	Moscow Exchange MICEX-RTS OAO (e)	19,859
758	Sistema JSFC, GDR	19,700

		89,918

South Africa — 5.2%
13,093	Mpact Ltd	34,922
3,372	Oceana Group Ltd	28,292
3,274	Resilient Property Income Fund Ltd	17,517
5,117	Telkom SA SOC Ltd †	12,451

		93,182

South Korea — 15.5%
910	BS Financial Group Inc	13,591
174	Chong Kun Dang Pharm Corp	10,961
138	GS Home Shopping Inc	31,949
240	Halla Visteon Climate Control Corp	9,100
1,780	Hansol Paper Co	19,296
560	Iljin Display Co Ltd	8,911
830	LIG Insurance Co Ltd	18,845
16	Lotte Chilsung Beverage Co Ltd	25,265

2

286	LOTTE Himart Co Ltd	21,263
1,474	Partron Co Ltd	24,208
430	Seah Besteel Corp	12,164
389	Seoul Semiconductor Co Ltd	14,678
774	Soulbrain Co Ltd	37,091
1,116	Sung Kwang Bend Co Ltd	31,673

		278,995

Taiwan — 9.9%
4,700	Chailease Holding Co Ltd	11,032
6,090	Chicony Electronics Co Ltd	15,180
6,000	Chipbond Technology Corp	12,358
5,000	Chong Hong Construction Co	16,911
21,000	Coretronic Corp	17,756
3,060	Eclat Textile Co Ltd	26,857
10,000	Everlight Electronics Co Ltd	18,297
10,000	Sigurd Microelectronics Corp	9,605
1,000	St Shine Optical Co Ltd	27,531
21,000	Vanguard International Semiconductor Corp	22,977

		178,504

Thailand — 4.1%
8,700	Bangchak Petroleum PCL	8,831
90,800	GFPT PCL †	26,125
39,800	Jasmine International PCL	10,497
21,500	Sino Thai Engineering & Construction PCL	15,671
12,800	Thanachart Capital PCL	13,709

		74,833

Turkey — 3.2%
3,561	Dogus Otomotiv Servis ve Ticaret AS	15,407
677	Pegasus Hava Tasimaciligi AS †	11,194
12,386	Sekerbank TAS †	11,527
649	Turk Traktor ve Ziraat Makineleri AS	18,955

		57,083

TOTAL COMMON STOCKS
(Cost $1,582,160)		1,638,100

PREFERRED STOCKS — 2.5%
Brazil — 1.1%
3,300	Banco ABC Brasil SA	19,357

Russian Federation — 1.4%
10	AK Transneft OAO (e)	26,218

TOTAL PREFERRED STOCKS
(Cost $41,915)		45,575

3

INVESTMENT COMPANIES — 6.0%
India — 4.0%
4,110	iShares MSCI India Small-Cap ETF	72,172

Multi-Country — 2.0%
775	iShares MSCI Emerging Markets Small-Cap ETF	35,944

TOTAL INVESTMENT COMPANIES
(Cost $111,658)		108,116

TOTAL INVESTMENTS
(Cost $1,735,733)(g)	99.3%	1,791,791
OTHER ASSETS AND LIABILITIES (Net)	0.7	12,197

NET ASSETS	100.0%	$1,803,988

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities from emerging markets. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$1,729,048
Level 2 — Other Significant Observable Inputs	62,743
Level 3 — Significant Unobservable Inputs	—

Total	$1,791,791

4

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2013.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $115,366, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $59,308 and net appreciation for financial reporting purposes was $56,058. At September 30, 2013, aggregate cost for financial reporting purposes was $1,735,733.

ABBREVIATION:
ADR	—	American Depositary Receipt
CPO	—	Certificates of Ordinary Participation
GDR	—	Global Depositary Receipt
OAO	—	Russian Open Joint Stock Corporation

5

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

At September 30, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Food Products	6.9%	$123,847
Real Estate Management & Development	5.8	103,651
Electronic Equipment, Instruments & Components	4.5	81,122
Metals & Mining	4.0	72,703
Semiconductors & Semiconductor Equipment	3.8	68,529
Transportation Infrastructure	3.2	58,297
Building Products	3.0	53,953
Media	2.9	52,802
Construction & Engineering	2.9	52,697
Diversified Financial Services	2.9	52,190
Health Care Equipment & Supplies	2.7	49,227
Household Durables	2.3	41,751
Commercial Banks	2.2	38,827
Paper & Forest Products	2.1	37,745
Chemicals	2.1	37,091
Containers & Packaging	1.9	34,922
Internet & Catalog Retail	1.8	31,949
Pharmaceuticals	1.7	31,346
Auto Components	1.7	31,256
Independent Power Producers & Energy Traders	1.7	30,862
Specialty Retail	1.7	30,326
Energy Equipment & Services	1.7	29,907
Insurance	1.6	28,952
Automobiles	1.5	27,718
Textiles, Apparel & Luxury Goods	1.5	26,857
Real Estate Investment Trusts (REITs)	1.5	26,070
Internet Software & Services	1.4	25,874
Diversified Consumer Services	1.4	25,591
Beverages	1.4	25,265
Life Sciences Tools & Services	1.4	25,071
Personal Products	1.3	24,233
Diversified Telecommunication Services	1.3	22,948
Health Care Providers & Services	1.2	22,145
Software	1.2	21,870
Wireless Telecommunication Services	1.1	19,700
Electric Utilities	1.1	19,645
Machinery	1.1	18,955
Air Freight & Logistics	0.9	16,070
Multiline Retail	0.9	15,704
Distributors	0.9	15,407
Computers & Peripherals	0.8	15,180
Construction Materials	0.7	13,345
Commercial Services & Supplies	0.7	13,248
Consumer Finance	0.7	12,479

6

Airlines	0.6	11,194
Industrial Conglomerates	0.6	10,748
Oil, Gas & Consumable Fuels	0.5	8,831

TOTAL COMMON STOCKS	90.8	1,638,100
INVESTMENT COMPANIES	6.0	108,116
PREFERRED STOCKS:
Oil, Gas & Consumable Fuels	1.4	26,218
Commercial Banks	1.1	19,357

TOTAL PREFERRED STOCKS	2.5	45,575

TOTAL INVESTMENTS	99.3	1,791,791
OTHER ASSETS AND LIABILITIES (Net)	0.7	12,197

NET ASSETS	100.0%	$1,803,988

7

Munder Growth Opportunities Fund

Portfolio of Investments, September 30, 2013 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 99.3%

Consumer Discretionary — 18.9%
Hotels, Restaurants & Leisure — 2.3%
95,655	Bally Technologies Inc †	$6,892,899
82,000	Brinker International Inc	3,323,460

		10,216,359

Household Durables — 1.2%
316,600	PulteGroup Inc	5,223,900

Internet & Catalog Retail — 1.9%
7,500	Amazon.com Inc †	2,344,800
221,430	HomeAway Inc †	6,200,040

		8,544,840

Leisure Equipment & Products — 1.3%
45,720	Polaris Industries Inc	5,906,110

Media — 3.0%
304,900	Comcast Corp, Class A	13,766,235

Multiline Retail — 1.0%
56,300	Dillard’s Inc, Class A	4,408,290

Specialty Retail — 8.2%
15,300	AutoZone Inc †	6,467,769
190,000	Lowe’s Cos Inc	9,045,900
161,000	Penske Automotive Group Inc	6,879,530
83,210	PetSmart Inc	6,345,594
150,000	TJX Cos Inc	8,458,500

		37,197,293

Total Consumer Discretionary		85,263,027

Consumer Staples — 9.9%
Beverages — 2.1%
119,000	PepsiCo Inc	9,460,500

Food & Staples Retailing — 5.5%
150,000	CVS Caremark Corp	8,512,500
146,800	Kroger Co/The	5,921,912
29,790	Wal-Mart Stores Inc	2,203,268
143,000	Whole Foods Market Inc	8,365,500

		25,003,180

Tobacco — 2.3%
80,000	Lorillard Inc	3,582,400
75,915	Philip Morris International Inc	6,573,480

		10,155,880

Total Consumer Staples		44,619,560

1

Energy — 7.1%
Energy Equipment & Services — 3.3%
120,000	Atwood Oceanics Inc †	6,604,800
93,000	Schlumberger Ltd	8,217,480

		14,822,280

Oil, Gas & Consumable Fuels — 3.8%
46,000	Continental Resources Inc/OK †	4,933,960
62,200	Exxon Mobil Corp	5,351,688
36,000	Pioneer Natural Resources Co	6,796,800

		17,082,448

Total Energy		31,904,728

Financials — 7.5%
Capital Markets — 2.1%
70,500	Franklin Resources Inc	3,563,775
13,850	Goldman Sachs Group Inc/The	2,191,209
68,000	Waddell & Reed Financial Inc, Class A	3,500,640

		9,255,624

Commercial Banks — 1.0%
67,700	BB&T Corp	2,284,875
55,600	Wells Fargo & Co	2,297,392

		4,582,267

Consumer Finance — 1.8%
67,000	Capital One Financial Corp	4,605,580
61,000	Portfolio Recovery Associates Inc †	3,656,340

		8,261,920

Diversified Financial Services — 1.9%
177,000	Citigroup Inc	8,586,270

Insurance — 0.7%
79,200	Amtrust Financial Services Inc	3,093,552

Total Financials		33,779,633

Health Care — 12.2%
Biotechnology — 4.4%
47,800	Alexion Pharmaceuticals Inc †	5,552,448
55,520	Celgene Corp †	8,546,194
94,000	Gilead Sciences Inc †	5,906,960

		20,005,602

Health Care Providers & Services — 2.0%
60,300	Cigna Corp	4,634,658
68,000	Express Scripts Holding Co †	4,201,040

		8,835,698

Life Sciences Tools & Services — 1.1%
21,200	Mettler-Toledo International Inc †	5,089,908

2

Pharmaceuticals — 4.7%
38,850	Actavis Inc †	5,594,400
61,000	Johnson & Johnson	5,288,090
97,000	Merck & Co Inc	4,618,170
153,000	Mylan Inc/PA †	5,840,010

		21,340,670

Total Health Care		55,271,878

Industrials — 12.8%
Aerospace & Defense — 1.6%
62,040	Boeing Co/The	7,289,700

Construction & Engineering — 1.1%
73,000	Chicago Bridge & Iron Co NV	4,947,210

Electrical Equipment — 0.9%
91,000	Generac Holdings Inc	3,880,240

Industrial Conglomerates — 0.9%
180,000	General Electric Co	4,300,200

Machinery — 2.6%
76,000	Flowserve Corp	4,741,640
153,000	Trinity Industries Inc	6,938,550

		11,680,190

Road & Rail — 4.2%
62,150	Kansas City Southern	6,796,724
97,000	Old Dominion Freight Line Inc †	4,461,030
48,800	Union Pacific Corp	7,580,592

		18,838,346

Trading Companies & Distributors — 1.5%
117,000	United Rentals Inc †	6,819,930

Total Industrials		57,755,816

Information Technology — 26.4%
Communications Equipment — 1.6%
410,000	ARRIS Group Inc †	6,994,600

Computers & Peripherals — 4.1%
39,135	Apple Inc	18,657,611

Internet Software & Services — 9.3%
104,600	eBay Inc †	5,835,634
58,000	Facebook Inc, Class A †	2,913,920
22,303	Google Inc, Class A †	19,535,421
9,700	LinkedIn Corp, Class A †	2,386,782
86,000	NetEase Inc, ADR	6,244,460
155,000	Yahoo! Inc †	5,139,800

		42,056,017

IT Services — 6.1%
27,600	Alliance Data Systems Corp †	5,836,572
16,625	Mastercard Inc, Class A	11,184,968

3

84,000	MAXIMUS Inc	3,783,360
130,000	NeuStar Inc, Class A †	6,432,400

		27,237,300

Semiconductors & Semiconductor Equipment — 2.1%
38,979	ASML Holding NV, NYR	3,849,566
137,000	Microchip Technology Inc	5,519,730

		9,369,296

Software — 3.2%
115,000	Adobe Systems Inc †	5,973,100
105,365	Microsoft Corp	3,509,708
50,000	ServiceNow Inc †	2,597,500
31,000	Workday Inc, Class A †	2,508,830

		14,589,138

Total Information Technology		118,903,962

Materials — 3.0%
Chemicals — 3.0%
11,380	CF Industries Holdings Inc	2,399,245
56,000	Eastman Chemical Co	4,362,400
66,400	Monsanto Co	6,930,168

Total Materials		13,691,813

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
195,850	AT&T Inc	6,623,647

TOTAL COMMON STOCKS
(Cost $385,942,981)		447,814,064

INVESTMENT COMPANIES — 1.0%

Multi-Sector — 1.0%
Multi-Industries — 1.0%
40,100	iShares Russell 1000 Growth ETF	3,135,820
1,358,572	State Street Institutional U.S. Government Money Market Fund	1,358,572

TOTAL INVESTMENT COMPANIES
(Cost $4,398,155)		4,494,392

TOTAL INVESTMENTS
(Cost $390,341,136) (e)	100.3%	452,308,456
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(1,330,623)

NET ASSETS	100.0%	$450,977,833

†	Non-income producing security.

(a)

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these

4

companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$452,308,456
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$452,308,456

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(c)	As of September 30, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in

5

accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $67,290,080, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,322,760 and net appreciation for financial reporting purposes was $61,967,320. At September 30, 2013, aggregate cost for financial reporting purposes was $390,341,136.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
NYR	—	New York Registered Shares

6

Munder Index 500 Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.6%

Consumer Discretionary — 11.9%
Auto Components — 0.4%
1,876	BorgWarner Inc	$190,208
4,627	Delphi Automotive PLC	270,309
4,003	Goodyear Tire & Rubber Co/The †	89,867
11,216	Johnson Controls Inc	465,464

		1,015,848

Automobiles — 0.7%
64,587	Ford Motor Co	1,089,583
15,430	General Motors Co †	555,017
3,656	Harley-Davidson Inc	234,861

		1,879,461

Distributors — 0.1%
2,538	Genuine Parts Co	205,299

Diversified Consumer Services — 0.1%
4,549	H&R Block Inc	121,276

Hotels, Restaurants & Leisure — 1.7%
7,176	Carnival Corp	234,225
506	Chipotle Mexican Grill Inc †	216,922
2,168	Darden Restaurants Inc	100,357
4,313	International Game Technology	81,645
3,727	Marriott International Inc/DE, Class A	156,758
16,388	McDonald’s Corp	1,576,689
12,318	Starbucks Corp	948,116
3,195	Starwood Hotels & Resorts Worldwide Inc	212,308
2,179	Wyndham Worldwide Corp	132,854
1,333	Wynn Resorts Ltd	210,627
7,315	Yum! Brands Inc	522,218

		4,392,719

Household Durables — 0.3%
4,684	DR Horton Inc	91,010
2,017	Garmin Ltd	91,148
1,108	Harman International Industries Inc	73,383
2,329	Leggett & Platt Inc	70,219
2,693	Lennar Corp, Class A	95,332
4,721	Newell Rubbermaid Inc	129,827
5,697	PulteGroup Inc	94,001
1,299	Whirlpool Corp	190,226

		835,146

Internet & Catalog Retail — 1.3%
6,067	Amazon.com Inc †	1,896,787

1,761	Expedia Inc	91,202
965	Netflix Inc †	298,388
844	priceline.com Inc †	853,242
1,844	TripAdvisor Inc †	139,849

		3,279,468

Leisure Equipment & Products — 0.1%
1,869	Hasbro Inc	88,105
5,648	Mattel Inc	236,425

		324,530

Media — 3.6%
3,498	Cablevision Systems Corp, Class A	58,906
9,221	CBS Corp, Class B, Non-Voting	508,630
42,878	Comcast Corp, Class A	1,935,942
8,370	DIRECTV †	500,108
3,784	Discovery Communications Inc, Class A †	319,445
3,748	Gannett Co Inc	100,409
6,920	Interpublic Group of Cos Inc/The	118,886
8,163	News Corp, Class A †	131,098
4,216	Omnicom Group Inc	267,463
1,793	Scripps Networks Interactive Inc, Class A	140,051
4,685	Time Warner Cable Inc	522,846
15,082	Time Warner Inc	992,546
32,561	Twenty-First Century Fox Inc, Class A	1,090,793
7,115	Viacom Inc, Class B	594,672
27,237	Walt Disney Co/The	1,756,514
73	Washington Post Co/The, Class B	44,629

		9,082,938

Multiline Retail — 0.7%
4,880	Dollar General Corp †	275,525
3,656	Dollar Tree Inc †	208,977
1,567	Family Dollar Stores Inc	112,855
4,994	JC Penney Co Inc †	44,047
3,346	Kohl’s Corp	173,156
6,168	Macy’s Inc	266,889
2,364	Nordstrom Inc	132,857
10,346	Target Corp	661,937

		1,876,243

Specialty Retail — 2.2%
1,297	Abercrombie & Fitch Co, Class A	45,875
1,054	AutoNation Inc †	54,987
582	AutoZone Inc †	246,029
3,570	Bed Bath & Beyond Inc †	276,175
4,485	Best Buy Co Inc	168,187
3,665	CarMax Inc †	177,643
1,916	GameStop Corp, Class A	95,129
4,521	Gap Inc/The	182,106
23,483	Home Depot Inc/The	1,781,186
4,013	L Brands Inc	245,194
17,243	Lowe’s Cos Inc	820,939

1,779	O’Reilly Automotive Inc †	226,983
1,703	PetSmart Inc	129,871
3,552	Ross Stores Inc	258,586
10,993	Staples Inc	161,047
1,803	Tiffany & Co	138,146
11,725	TJX Cos Inc	661,173
1,785	Urban Outfitters Inc †	65,634

		5,734,890

Textiles, Apparel & Luxury Goods — 0.7%
4,622	Coach Inc	252,038
823	Fossil Group Inc †	95,666
12,261	NIKE Inc, Class B	890,639
1,354	PVH Corp	160,706
993	Ralph Lauren Corp, Class A	163,577
1,441	VF Corp	286,831

		1,849,457

Total Consumer Discretionary		30,597,275

Consumer Staples — 9.6%
Beverages — 2.1%
2,688	Beam Inc	173,779
2,663	Brown-Forman Corp, Class B	181,430
62,502	Coca-Cola Co/The	2,367,576
4,076	Coca-Cola Enterprises Inc	163,896
2,718	Constellation Brands Inc, Class A †	156,013
3,337	Dr Pepper Snapple Group Inc	149,564
2,623	Molson Coors Brewing Co, Class B	131,491
2,222	Monster Beverage Corp †	116,100
25,283	PepsiCo Inc	2,009,999

		5,449,848

Food & Staples Retailing — 2.3%
7,159	Costco Wholesale Corp	824,144
20,138	CVS Caremark Corp	1,142,831
8,496	Kroger Co/The	342,729
4,028	Safeway Inc	128,856
9,645	Sysco Corp	307,000
26,685	Wal-Mart Stores Inc (d)	1,973,623
14,253	Walgreen Co	766,811
6,107	Whole Foods Market Inc	357,260

		5,843,254

Food Products — 1.5%
10,806	Archer-Daniels-Midland Co	398,093
2,982	Campbell Soup Co	121,397
6,963	ConAgra Foods Inc	211,257
10,521	General Mills Inc	504,166
2,451	Hershey Co/The	226,718
2,193	Hormel Foods Corp	92,369
1,723	JM Smucker Co/The	180,984
4,239	Kellogg Co	248,957
9,763	Kraft Foods Group Inc	511,972

2,163	McCormick & Co Inc/MD, Non-Voting	139,946
3,317	Mead Johnson Nutrition Co	246,320
29,192	Mondelez International Inc, Class A	917,213
4,561	Tyson Foods Inc, Class A	128,985

		3,928,377

Household Products — 2.0%
2,138	Clorox Co/The	174,717
14,448	Colgate-Palmolive Co	856,766
6,279	Kimberly-Clark Corp	591,607
44,899	Procter & Gamble Co/The	3,393,916

		5,017,006

Personal Products — 0.2%
7,109	Avon Products Inc	146,445
4,191	Estee Lauder Cos Inc/The, Class A	292,951

		439,396

Tobacco — 1.5%
32,860	Altria Group Inc	1,128,741
6,130	Lorillard Inc	274,502
26,534	Philip Morris International Inc	2,297,579
5,190	Reynolds American Inc	253,168

		3,953,990

Total Consumer Staples		24,631,871

Energy — 10.0%
Energy Equipment & Services — 1.8%
7,263	Baker Hughes Inc	356,613
4,034	Cameron International Corp †	235,465
1,134	Diamond Offshore Drilling Inc	70,671
3,829	Ensco PLC, Class A	205,809
3,883	FMC Technologies Inc †	215,196
13,862	Halliburton Co	667,455
1,777	Helmerich & Payne Inc	122,524
4,256	Nabors Industries Ltd	68,351
7,008	National Oilwell Varco Inc	547,395
4,153	Noble Corp	156,859
2,026	Rowan Cos Plc, Class A †	74,395
21,692	Schlumberger Ltd	1,916,705

		4,637,438

Oil, Gas & Consumable Fuels — 8.2%
8,241	Anadarko Petroleum Corp	766,331
6,620	Apache Corp	563,627
6,897	Cabot Oil & Gas Corp	257,396
8,305	Chesapeake Energy Corp	214,933
31,673	Chevron Corp	3,848,269
20,050	ConocoPhillips	1,393,675
3,819	Consol Energy Inc	128,509
6,092	Denbury Resources Inc †	112,154
6,256	Devon Energy Corp	361,347

4,466	EOG Resources Inc	756,004
2,468	EQT Corp	218,961
72,160	Exxon Mobil Corp (d)	6,208,646
4,729	Hess Corp	365,741
11,038	Kinder Morgan Inc/DE	392,622
11,634	Marathon Oil Corp	405,794
5,132	Marathon Petroleum Corp	330,090
2,880	Murphy Oil Corp	173,722
2,205	Newfield Exploration Co †	60,351
5,887	Noble Energy Inc	394,488
13,209	Occidental Petroleum Corp	1,235,570
4,398	Peabody Energy Corp	75,866
10,017	Phillips 66	579,183
2,281	Pioneer Natural Resources Co	430,653
2,912	QEP Resources Inc	80,633
2,678	Range Resources Corp	203,233
5,762	Southwestern Energy Co †	209,622
10,973	Spectra Energy Corp	375,606
2,241	Tesoro Corp	98,559
8,887	Valero Energy Corp	303,491
11,200	Williams Cos Inc/The	407,232
3,382	WPX Energy Inc †	65,137

		21,017,445

Total Energy		25,654,883

Financials — 15.5%
Capital Markets — 2.0%
3,243	Ameriprise Financial Inc	295,372
18,861	Bank of New York Mellon Corp/The	569,414
2,064	BlackRock Inc	558,560
18,958	Charles Schwab Corp/The	400,772
4,655	E*TRADE Financial Corp †	76,807
6,664	Franklin Resources Inc	336,865
6,847	Goldman Sachs Group Inc/The	1,083,264
7,259	Invesco Ltd	231,562
1,779	Legg Mason Inc	59,490
22,797	Morgan Stanley	614,379
3,700	Northern Trust Corp	201,243
7,311	State Street Corp	480,698
4,264	T Rowe Price Group Inc	306,710

		5,215,136

Commercial Banks — 2.7%
11,539	BB&T Corp	389,441
3,061	Comerica Inc (e)	120,328
14,613	Fifth Third Bancorp	263,618
13,735	Huntington Bancshares Inc/OH	113,451
14,940	KeyCorp	170,316
2,131	M&T Bank Corp	238,501
8,713	PNC Financial Services Group Inc/The	631,257
22,883	Regions Financial Corp	211,897
8,835	SunTrust Banks Inc	286,431

30,153	US Bancorp/MN	1,102,997
79,214	Wells Fargo & Co	3,273,122
3,004	Zions Bancorporation	82,370

		6,883,729

Consumer Finance — 0.9%
15,210	American Express Co	1,148,659
9,596	Capital One Financial Corp	659,629
7,931	Discover Financial Services	400,833
7,150	SLM Corp	178,035

		2,387,156

Diversified Financial Services — 5.0%
176,124	Bank of America Corp (d)	2,430,511
29,508	Berkshire Hathaway Inc, Class B †	3,349,453
49,855	Citigroup Inc	2,418,466
5,132	CME Group Inc/IL, Class A	379,152
1,194	IntercontinentalExchange Inc †	216,616
61,710	JPMorgan Chase & Co	3,189,790
5,138	Leucadia National Corp	139,959
4,511	McGraw Hill Financial Inc	295,877
3,179	Moody’s Corp	223,579
1,918	NASDAQ OMX Group Inc/The	61,549
3,983	NYSE Euronext	167,206

		12,872,158

Insurance — 2.9%
5,575	ACE Ltd	521,597
7,624	Aflac Inc	472,612
7,597	Allstate Corp/The	384,028
24,203	American International Group Inc	1,176,992
5,040	Aon PLC	375,178
1,229	Assurant Inc	66,489
4,188	Chubb Corp/The	373,821
2,455	Cincinnati Financial Corp	115,778
8,037	Genworth Financial Inc, Class A †	102,793
7,459	Hartford Financial Services Group Inc	232,124
4,336	Lincoln National Corp	182,069
5,016	Loews Corp	234,448
9,010	Marsh & McLennan Cos Inc	392,385
18,358	MetLife Inc	861,908
4,487	Principal Financial Group Inc	192,133
9,067	Progressive Corp/The	246,894
7,623	Prudential Financial Inc	594,442
1,527	Torchmark Corp	110,478
6,122	Travelers Cos Inc/The	518,962
4,401	Unum Group	133,966
4,691	XL Group PLC	144,577

		7,433,674

Real Estate Investment Trusts (REITs) — 1.9%
6,475	American Tower Corp	479,992
2,378	Apartment Investment & Management Co, Class A	66,441

1,994	AvalonBay Communities Inc	253,417
2,498	Boston Properties Inc	267,036
5,493	Equity Residential	294,260
7,460	HCP Inc	305,487
4,700	Health Care REIT Inc	293,186
12,296	Host Hotels & Resorts Inc	217,270
6,829	Kimco Realty Corp	137,809
2,297	Macerich Co/The	129,643
2,720	Plum Creek Timber Co Inc	127,378
8,174	Prologis Inc	307,506
2,368	Public Storage	380,182
5,087	Simon Property Group Inc	754,046
4,807	Ventas Inc	295,631
2,842	Vornado Realty Trust	238,899
9,627	Weyerhaeuser Co	275,621

		4,823,804

Real Estate Management & Development — 0.0%#
4,545	CBRE Group Inc, Class A †	105,126

Thrifts & Mortgage Finance — 0.1%
7,754	Hudson City Bancorp Inc	70,174
5,306	People’s United Financial Inc	76,300

		146,474

Total Financials		39,867,257

Health Care — 12.5%
Biotechnology — 2.3%
3,206	Alexion Pharmaceuticals Inc †	372,409
12,350	Amgen Inc	1,382,459
3,896	Biogen Idec Inc †	938,001
6,742	Celgene Corp †	1,037,796
25,093	Gilead Sciences Inc †	1,576,844
1,276	Regeneron Pharmaceuticals Inc †	399,222
3,816	Vertex Pharmaceuticals Inc †	289,329

		5,996,060

Health Care Equipment & Supplies — 2.0%
25,478	Abbott Laboratories	845,615
8,898	Baxter International Inc	584,510
3,183	Becton Dickinson and Co	318,364
22,015	Boston Scientific Corp †	258,456
3,514	CareFusion Corp †	129,666
7,541	Covidien PLC	459,548
1,297	CR Bard Inc	149,414
2,332	DENTSPLY International Inc	101,232
1,861	Edwards Lifesciences Corp †	129,581
651	Intuitive Surgical Inc †	244,952
16,352	Medtronic Inc	870,744
4,734	St Jude Medical Inc	253,932
4,835	Stryker Corp	326,798
1,779	Varian Medical Systems Inc †	132,945
2,779	Zimmer Holdings Inc	228,267

		5,034,024

Health Care Providers & Services — 2.0%
6,100	Aetna Inc	390,522
3,787	AmerisourceBergen Corp	231,386
5,565	Cardinal Health Inc	290,215
4,636	Cigna Corp	356,323
2,892	DaVita HealthCare Partners Inc †	164,555
13,348	Express Scripts Holding Co †	824,639
2,565	Humana Inc	239,391
1,477	Laboratory Corp of America Holdings †	146,430
3,748	McKesson Corp	480,868
1,364	Patterson Cos Inc	54,833
2,490	Quest Diagnostics Inc	153,857
1,701	Tenet Healthcare Corp †	70,064
16,667	UnitedHealth Group Inc	1,193,524
4,901	WellPoint Inc	409,773

		5,006,380

Health Care Technology — 0.1%
4,880	Cerner Corp †	256,444

Life Sciences Tools & Services — 0.5%
5,423	Agilent Technologies Inc	277,929
2,830	Life Technologies Corp †	211,769
1,855	PerkinElmer Inc	70,026
5,910	Thermo Fisher Scientific Inc	544,607
1,397	Waters Corp †	148,375

		1,252,706

Pharmaceuticals — 5.6%
25,991	AbbVie Inc	1,162,577
2,841	Actavis Inc †	409,104
4,866	Allergan Inc/United States	440,130
26,990	Bristol-Myers Squibb Co	1,249,097
16,253	Eli Lilly & Co	818,013
3,920	Forest Laboratories Inc †	167,737
2,698	Hospira Inc †	105,816
46,199	Johnson & Johnson (d)	4,004,991
47,975	Merck & Co Inc	2,284,090
6,259	Mylan Inc/PA †	238,906
1,542	Perrigo Co	190,252
108,534	Pfizer Inc (d)	3,116,011
8,197	Zoetis Inc	255,091

		14,441,815

Total Health Care		31,987,429

Industrials — 10.3%
Aerospace & Defense — 2.6%
11,378	Boeing Co/The	1,336,915
5,449	General Dynamics Corp	476,897
12,866	Honeywell International Inc	1,068,393
1,468	L-3 Communications Holdings Inc	138,726
4,419	Lockheed Martin Corp	563,643

3,773	Northrop Grumman Corp	359,416
2,385	Precision Castparts Corp	541,967
5,286	Raytheon Co	407,392
2,227	Rockwell Collins Inc	151,124
4,642	Textron Inc	128,166
13,838	United Technologies Corp	1,492,013

		6,664,652

Air Freight & Logistics — 0.8%
2,613	CH Robinson Worldwide Inc	155,630
3,383	Expeditors International of Washington Inc	149,055
4,871	FedEx Corp	555,830
11,871	United Parcel Service Inc, Class B	1,084,653

		1,945,168

Airlines — 0.2%
14,128	Delta Air Lines Inc	333,280
11,577	Southwest Airlines Co	168,561

		501,841

Building Products — 0.0%#
5,962	Masco Corp	126,871

Commercial Services & Supplies — 0.5%
3,278	ADT Corp/The	133,284
1,709	Cintas Corp	87,501
2,729	Iron Mountain Inc	73,738
3,409	Pitney Bowes Inc	62,010
4,451	Republic Services Inc	148,485
1,408	Stericycle Inc †	162,483
7,578	Tyco International Ltd	265,078
7,147	Waste Management Inc	294,742

		1,227,321

Construction & Engineering — 0.2%
2,672	Fluor Corp	189,605
2,185	Jacobs Engineering Group Inc †	127,123
3,478	Quanta Services Inc †	95,680

		412,408

Electrical Equipment — 0.7%
4,003	AMETEK Inc	184,218
7,769	Eaton Corp PLC	534,818
11,714	Emerson Electric Co	757,896
2,273	Rockwell Automation Inc	243,074
1,626	Roper Industries Inc	216,047

		1,936,053

Industrial Conglomerates — 2.3%
10,644	3M Co	1,271,000
9,806	Danaher Corp	679,752
166,954	General Electric Co (d)	3,988,531

		5,939,283

Machinery — 1.7%
10,430	Caterpillar Inc	869,549

2,854	Cummins Inc	379,211
6,276	Deere & Co	510,804
2,798	Dover Corp	251,344
2,305	Flowserve Corp	143,809
6,755	Illinois Tool Works Inc	515,204
4,437	Ingersoll-Rand PLC	288,139
1,732	Joy Global Inc	88,401
5,803	PACCAR Inc	322,995
1,864	Pall Corp	143,603
2,445	Parker Hannifin Corp	265,820
3,264	Pentair Ltd	211,964
950	Snap-on Inc	94,525
2,624	Stanley Black & Decker Inc	237,656
3,036	Xylem Inc/NY	84,795

		4,407,819

Professional Services — 0.2%
636	Dun & Bradstreet Corp/The	66,049
2,015	Equifax Inc	120,598
3,496	Nielsen Holdings NV	127,429
2,276	Robert Half International Inc	88,832

		402,908

Road & Rail — 0.9%
16,702	CSX Corp	429,910
1,806	Kansas City Southern	197,504
5,114	Norfolk Southern Corp	395,568
868	Ryder System Inc	51,820
7,604	Union Pacific Corp	1,181,205

		2,256,007

Trading Companies & Distributors — 0.2%
4,510	Fastenal Co	226,628
1,014	WW Grainger Inc	265,374

		492,002

Total Industrials		26,312,333

Information Technology — 17.1%
Communications Equipment — 1.8%
87,898	Cisco Systems Inc	2,058,571
1,282	F5 Networks Inc †	109,944
1,753	Harris Corp	103,953
3,835	JDS Uniphase Corp †	56,413
8,410	Juniper Networks Inc †	167,023
3,879	Motorola Solutions Inc	230,335
28,122	QUALCOMM Inc	1,894,298

		4,620,537

Computers & Peripherals — 3.8%
14,894	Apple Inc	7,100,714
24,061	Dell Inc	331,320
34,113	EMC Corp/MA	871,928
31,506	Hewlett-Packard Co	660,996
5,575	NetApp Inc	237,607

3,940	SanDisk Corp	234,469
5,089	Seagate Technology PLC	222,593
3,457	Western Digital Corp	219,174

		9,878,801

Electronic Equipment, Instruments & Components — 0.4%
2,609	Amphenol Corp, Class A	201,884
23,942	Corning Inc	349,314
2,364	FLIR Systems Inc	74,229
3,000	Jabil Circuit Inc	65,040
2,258	Molex Inc	86,978
6,779	TE Connectivity Ltd	351,017

		1,128,462

Internet Software & Services — 2.3%
2,920	Akamai Technologies Inc †	150,964
19,100	eBay Inc †	1,065,589
4,586	Google Inc, Class A †	4,016,923
2,212	VeriSign Inc †	112,569
15,556	Yahoo! Inc †	515,837

		5,861,882

IT Services — 3.4%
10,571	Accenture PLC, Class A	778,448
7,915	Automatic Data Processing Inc	572,888
4,940	Cognizant Technology Solutions Corp, Class A †	405,673
2,421	Computer Sciences Corp	125,262
4,788	Fidelity National Information Services Inc	222,355
2,132	Fiserv Inc †	215,439
16,881	International Business Machines Corp (d)	3,126,023
1,700	Mastercard Inc, Class A	1,143,726
5,333	Paychex Inc	216,733
2,704	Teradata Corp †	149,910
2,732	Total System Services Inc	80,375
8,467	Visa Inc, Class A	1,618,044
9,048	Western Union Co/The	168,836

		8,823,712

Office Electronics — 0.1%
18,993	Xerox Corp	195,438

Semiconductors & Semiconductor Equipment — 2.0%
5,237	Altera Corp	194,607
5,093	Analog Devices Inc	239,626
19,719	Applied Materials Inc	345,871
9,017	Broadcom Corp, Class A	234,532
1,077	First Solar Inc †	43,306
81,675	Intel Corp	1,871,991
2,717	KLA-Tencor Corp	165,330
2,718	Lam Research Corp †	139,134
3,823	Linear Technology Corp	151,620
8,967	LSI Corp	70,122
3,293	Microchip Technology Inc	132,675

17,024	Micron Technology Inc †	297,409
9,485	NVIDIA Corp	147,587
3,104	Teradyne Inc †	51,278
18,052	Texas Instruments Inc	726,954
4,408	Xilinx Inc	206,559

		5,018,601

Software — 3.3%
7,657	Adobe Systems Inc †	397,705
3,655	Autodesk Inc †	150,476
5,378	CA Inc	159,565
3,071	Citrix Systems Inc †	216,843
5,056	Electronic Arts Inc †	129,181
4,867	Intuit Inc	322,731
124,271	Microsoft Corp (d)	4,139,467
58,456	Oracle Corp	1,938,986
3,103	Red Hat Inc †	143,172
8,989	Salesforce.com Inc †	466,619
11,453	Symantec Corp	283,462

		8,348,207

Total Information Technology		43,875,640

Materials — 3.4%
Chemicals — 2.5%
3,436	Air Products & Chemicals Inc	366,175
1,084	Airgas Inc	114,958
939	CF Industries Holdings Inc	197,969
19,840	Dow Chemical Co/The	761,856
2,528	Eastman Chemical Co	196,931
4,451	Ecolab Inc	439,581
15,138	EI du Pont de Nemours & Co	886,481
2,245	FMC Corp	161,011
1,330	International Flavors & Fragrances Inc	109,459
7,345	LyondellBasell Industries NV, Class A	537,874
8,739	Monsanto Co	912,090
5,584	Mosaic Co/The	240,224
2,342	PPG Industries Inc	391,255
4,833	Praxair Inc	580,975
1,430	Sherwin-Williams Co/The	260,517
1,971	Sigma-Aldrich Corp	168,126

		6,325,482

Construction Materials — 0.1%
2,171	Vulcan Materials Co	112,480

Containers & Packaging — 0.2%
1,633	Avery Dennison Corp	71,068
2,378	Ball Corp	106,725
1,680	Bemis Co Inc	65,537
2,956	MeadWestvaco Corp	113,451
2,676	Owens-Illinois Inc †	80,333
3,174	Sealed Air Corp	86,301

		523,415

Metals & Mining — 0.5%
17,534	Alcoa Inc	142,376
1,753	Allegheny Technologies Inc	53,502
2,471	Cliffs Natural Resources Inc	50,655
17,015	Freeport-McMoRan Copper & Gold Inc	562,856
8,158	Newmont Mining Corp	229,240
5,216	Nucor Corp	255,688
2,450	United States Steel Corp	50,446

		1,344,763

Paper & Forest Products — 0.1%
7,311	International Paper Co	327,533

Total Materials		8,633,673

Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.2%
87,069	AT&T Inc	2,944,674
9,847	CenturyLink Inc	308,999
16,284	Frontier Communications Corp	67,904
46,914	Verizon Communications Inc	2,189,007
9,632	Windstream Holdings Inc	77,056

		5,587,640

Wireless Telecommunication Services — 0.1%
4,806	Crown Castle International Corp †	350,982

Total Telecommunication Services		5,938,622

Utilities — 3.0%
Electric Utilities — 1.7%
7,980	American Electric Power Co Inc	345,933
11,572	Duke Energy Corp	772,778
5,341	Edison International	246,006
2,922	Entergy Corp	184,641
14,042	Exelon Corp	416,205
6,856	FirstEnergy Corp	249,901
6,961	NextEra Energy Inc	557,994
5,160	Northeast Utilities	212,850
4,049	Pepco Holdings Inc	74,745
1,790	Pinnacle West Capital Corp	97,985
10,356	PPL Corp	314,615
14,326	Southern Co/The	589,945
8,157	Xcel Energy Inc	225,215

		4,288,813

Gas Utilities — 0.1%
1,922	AGL Resources Inc	88,470
3,380	ONEOK Inc	180,221

		268,691

Independent Power Producers & Energy Traders — 0.1%
10,090	AES Corp/VA	134,096
5,294	NRG Energy Inc	144,685

		278,781

Multi-Utilities — 1.1%
3,977	Ameren Corp	138,559
7,026	CenterPoint Energy Inc	168,413
4,439	CMS Energy Corp	116,834
4,801	Consolidated Edison Inc	264,727
9,492	Dominion Resources Inc/VA	593,060
2,868	DTE Energy Co	189,231
1,278	Integrys Energy Group Inc	71,427
5,124	NiSource Inc	158,280
7,300	PG&E Corp	298,716
8,293	Public Service Enterprise Group Inc	273,089
2,330	SCANA Corp	107,273
3,723	Sempra Energy	318,689
3,331	TECO Energy Inc	55,095
3,732	Wisconsin Energy Corp	150,698

		2,904,091

Total Utilities		7,740,376

TOTAL COMMON STOCKS
(Cost $82,934,321)		245,239,359

INVESTMENT COMPANY — 3.2%
(Cost $8,254,428)
8,254,428	State Street Institutional U.S. Government Money Market Fund	8,254,428

Principal Amount

U.S. TREASURY BILL — 1.4%
(Cost $3,499,510)
$3,500,000	0.071% due 12/12/2013 (f),(g)	3,499,912

TOTAL INVESTMENTS
(Cost $94,688,259) (h)	100.2%	256,993,699
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(572,205)

NET ASSETS	100.0%	$256,421,494

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$256,993,699	$(155,545)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$256,993,699	$(155,545)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(b)	As of September 30, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(e)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At September 30, 2013, the Fund held the following security of a company that could be deemed to be an affiliated company:

		Purchased		Sold
	Value at 6/30/13	Cost	Shares	Proceeds	Shares	Value at 9/30/13
Comerica Inc	$121,920	$—	—	$—	—	$120,328

(f)	Rate represents annualized yield at date of purchase.

(g)	Zero-coupon bond.

(h)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $164,145,701, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,840,261 and net appreciation for financial reporting purposes was $162,305,440. At September 30, 2013, aggregate cost for financial reporting purposes was $94,688,259.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2013 is as follows:

Liability Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
S&P 500® Index, Futures, December 2013	140	$11,875,645	$11,720,100	Net Assets- Unrealized Depreciation	$(155,545	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.0%

Consumer Discretionary — 8.6%
Auto Components — 1.0%
625	TRW Automotive Holdings Corp †	$44,569

Hotels, Restaurants & Leisure — 2.0%
2,424	MGM Resorts International †	49,547
650	Wyndham Worldwide Corp	39,630

		89,177

Household Durables — 2.7%
2,450	DR Horton Inc	47,604
1,175	Leggett & Platt Inc	35,426
280	Whirlpool Corp	41,003

		124,033

Leisure Equipment & Products — 0.9%
1,080	Brunswick Corp/DE	43,103

Media — 1.3%
2,259	Gannett Co Inc	60,518

Specialty Retail — 0.7%
840	Abercrombie & Fitch Co, Class A	29,711

Total Consumer Discretionary		391,111

Consumer Staples — 3.4%
Beverages — 0.9%
650	Beam Inc	42,022

Food & Staples Retailing — 0.6%
3,140	SUPERVALU Inc †	25,842

Food Products — 1.9%
524	Hain Celestial Group Inc/The †	40,411
1,635	Tyson Foods Inc, Class A	46,238

		86,649

Total Consumer Staples		154,513

Energy — 6.9%
Energy Equipment & Services — 3.1%
670	Cameron International Corp †	39,108
1,414	Helix Energy Solutions Group Inc †	35,873
928	Noble Corp	35,050
1,214	Superior Energy Services Inc †	30,399

		140,430

1

Oil, Gas & Consumable Fuels — 3.8%
770	Gulfport Energy Corp †	49,542
4,318	Halcon Resources Corp †	19,129
4,452	Kodiak Oil & Gas Corp †	53,691
722	Noble Energy Inc	48,381

		170,743

Total Energy		311,173

Financials — 28.3%
Capital Markets — 3.7%
228	Affiliated Managers Group Inc †	41,642
750	Ameriprise Financial Inc	68,310
1,836	Invesco Ltd	58,569

		168,521

Commercial Banks — 8.4%
1,177	Comerica Inc	46,268
3,125	Fifth Third Bancorp	56,375
4,050	First Horizon National Corp	44,509
4,184	KeyCorp	47,698
5,690	Regions Financial Corp	52,689
1,850	SunTrust Banks Inc	59,977
8,640	Synovus Financial Corp	28,512
1,645	Zions Bancorporation	45,106

		381,134

Insurance — 8.1%
929	American Financial Group Inc/OH	50,222
929	Arch Capital Group Ltd †	50,287
1,020	Arthur J Gallagher & Co	44,523
1,735	Fidelity National Financial Inc, Class A	46,151
4,630	Genworth Financial Inc, Class A †	59,218
1,730	Hartford Financial Services Group Inc	53,837
1,463	Lincoln National Corp	61,431

		365,669

Real Estate Investment Trusts (REITs) — 7.2%
2,769	DDR Corp	43,501
2,670	Duke Realty Corp	41,225
2,534	General Growth Properties Inc	48,881
784	HCP Inc	32,105
865	Health Care REIT Inc	53,958
3,160	Host Hotels & Resorts Inc	55,837
1,290	Prologis Inc	48,530

		324,037

Real Estate Management & Development — 0.9%
465	Jones Lang LaSalle Inc	40,595

Total Financials		1,279,956

2

Health Care — 11.9%
Health Care Equipment & Supplies — 3.4%
5,395	Boston Scientific Corp †	63,337
1,740	Hologic Inc †	35,931
650	Zimmer Holdings Inc	53,391

		152,659

Health Care Providers & Services — 6.1%
772	Cigna Corp	59,336
805	Community Health Systems Inc	33,408
1,475	Health Net Inc/CA †	46,757
990	HealthSouth Corp	34,135
805	Universal Health Services Inc, Class B	60,367
1,630	VCA Antech Inc †	44,760

		278,763

Life Sciences Tools & Services — 1.2%
1,100	Agilent Technologies Inc	56,375

Pharmaceuticals — 1.2%
1,254	Forest Laboratories Inc †	53,659

Total Health Care		541,456

Industrials — 14.3%
Aerospace & Defense — 4.6%
410	B/E Aerospace Inc †	30,266
565	Esterline Technologies Corp †	45,138
1,132	Hexcel Corp †	43,921
1,966	Spirit Aerosystems Holdings Inc, Class A †	47,656
1,565	Textron Inc	43,210

		210,191

Building Products — 0.7%
875	Owens Corning †	33,233

Construction & Engineering — 0.7%
787	EMCOR Group Inc	30,795

Machinery — 5.3%
1,228	ITT Corp	44,146
1,210	Navistar International Corp †	44,141
1,010	Oshkosh Corp †	49,470
489	Stanley Black & Decker Inc	44,289
725	Terex Corp †	24,360
535	Timken Co	32,314

		238,720

Road & Rail — 3.0%
2,165	Hertz Global Holdings Inc †	47,976
357	Kansas City Southern	39,042
1,049	Old Dominion Freight Line Inc †	48,243

		135,261

Total Industrials		648,200

3

Information Technology — 12.0%
Communications Equipment — 2.1%
2,050	ARRIS Group Inc †	34,973
2,405	Ciena Corp †	60,077

		95,050

Computers & Peripherals — 0.7%
525	SanDisk Corp	31,243

Electronic Equipment, Instruments & Components — 3.0%
1,200	Arrow Electronics Inc †	58,236
1,935	Jabil Circuit Inc	41,951
2,785	Vishay Intertechnology Inc †	35,899

		136,086

IT Services — 0.9%
710	Teradata Corp †	39,362

Semiconductors & Semiconductor Equipment — 4.2%
2,280	Applied Materials Inc	39,991
5,135	Atmel Corp †	38,204
2,837	Fairchild Semiconductor International Inc †	39,406
3,545	Integrated Device Technology Inc †	33,394
3,665	Intersil Corp, Class A	41,158

		192,153

Software — 1.1%
1,688	PTC Inc †	47,990

Total Information Technology		541,884

Materials — 6.3%
Chemicals — 4.6%
497	Ashland Inc	45,962
1,496	Chemtura Corp †	34,393
534	FMC Corp	38,298
767	HB Fuller Co	34,661
1,767	PolyOne Corp	54,265

		207,579

Containers & Packaging — 1.0%
445	Rock Tenn Co, Class A	45,065

Metals & Mining — 0.7%
1,042	RTI International Metals Inc †	33,386

Total Materials		286,030

Utilities — 6.3%
Electric Utilities — 4.4%
1,795	Great Plains Energy Inc	39,849
1,075	Pinnacle West Capital Corp	58,845
2,018	PPL Corp	61,307
1,290	Westar Energy Inc	39,539

		199,540

4

Gas Utilities — 0.7%
824	UGI Corp	32,243

Independent Power Producers & Energy Traders — 1.2%
1,967	NRG Energy Inc	53,758

Total Utilities		285,541

TOTAL COMMON STOCKS
(Cost $3,828,281)		4,439,864

INVESTMENT COMPANY — 3.9%
(Cost $177,012)
177,012	State Street Institutional U.S. Government Money Market Fund	177,012

TOTAL INVESTMENTS
(Cost $4,005,293)(d)	101.9%	4,616,876
OTHER ASSETS AND LIABILITIES (Net)	(1.9)	(86,783)

NET ASSETS	100.0%	$4,530,093

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$4,616,876
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,616,876

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(b)	As of September 30, 2013 the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of

5

Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $635,169, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $23,586 and net appreciation for financial reporting purposes was $611,583. At September 30, 2013, aggregate cost for financial reporting purposes was $4,005,293.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.6%

Consumer Discretionary — 10.2%
Auto Components — 0.8%
2,843	Dana Holding Corp	$64,934

Hotels, Restaurants & Leisure — 1.3%
1,676	Wyndham Worldwide Corp	102,186

Household Durables — 2.8%
4,152	DR Horton Inc	80,674
2,400	La-Z-Boy Inc	54,504
2,143	Ryland Group Inc/The	86,877

		222,055

Leisure Equipment & Products — 1.0%
1,922	Brunswick Corp/DE	76,707

Media — 1.4%
4,060	Gannett Co Inc	108,767

Specialty Retail — 2.9%
1,191	Abercrombie & Fitch Co, Class A	42,126
1,645	ANN INC †	59,582
1,148	Asbury Automotive Group Inc †	61,073
2,686	Express Inc †	63,363

		226,144

Total Consumer Discretionary		800,793

Consumer Staples — 1.2%
Food & Staples Retailing — 0.5%
8,470	Rite Aid Corp †	40,317

Food Products — 0.7%
712	Hain Celestial Group Inc/The †	54,910

Total Consumer Staples		95,227

Energy — 7.1%
Energy Equipment & Services — 3.3%
2,654	Forum Energy Technologies Inc †	71,684
712	Geospace Technologies Corp †	60,021
2,821	Helix Energy Solutions Group Inc †	71,569
2,190	Superior Energy Services Inc †	54,838

		258,112

Oil, Gas & Consumable Fuels — 3.8%
1,392	Gulfport Energy Corp †	89,561
7,833	Halcon Resources Corp †	34,700

1

7,700	Kodiak Oil & Gas Corp †	92,862
1,421	PDC Energy Inc †	84,607

		301,730

Total Energy		559,842

Financials — 29.8%
Capital Markets — 2.4%
4,012	Investment Technology Group Inc †	63,069
5,861	Janus Capital Group Inc	49,877
1,496	Waddell & Reed Financial Inc, Class A	77,014

		189,960

Commercial Banks — 13.3%
5,508	BancorpSouth Inc	109,830
12,905	First BanCorp/Puerto Rico †	73,300
8,887	First Horizon National Corp	97,668
10,046	First Niagara Financial Group Inc	104,177
9,085	Huntington Bancshares Inc/OH	75,042
6,534	KeyCorp	74,488
5,020	National Penn Bancshares Inc	50,451
3,442	Popular Inc †	90,284
5,892	Susquehanna Bancshares Inc	73,945
25,400	Synovus Financial Corp	83,820
4,754	Western Alliance Bancorp †	89,993
4,663	Zions Bancorporation	127,859

		1,050,857

Insurance — 7.2%
2,046	American Financial Group Inc/OH	110,607
1,584	Amtrust Financial Services Inc	61,871
2,283	Arch Capital Group Ltd †	123,579
2,850	Assured Guaranty Ltd	53,437
4,707	CNO Financial Group Inc	67,781
2,043	Fidelity National Financial Inc, Class A	54,344
7,288	Genworth Financial Inc, Class A †	93,213

		564,832

Real Estate Investment Trusts (REITs) — 6.9%
3,630	CubeSmart	64,759
4,449	DDR Corp	69,894
6,768	DiamondRock Hospitality Co	72,215
6,435	Lexington Realty Trust	72,265
4,650	Medical Properties Trust Inc	56,590
8,635	NorthStar Realty Finance Corp	80,133
2,650	Pennsylvania Real Estate Investment Trust	49,555
6,216	Sunstone Hotel Investors Inc	79,192

		544,603

Total Financials		2,350,252

2

Health Care — 7.8%
Health Care Equipment & Supplies — 0.8%
3,117	Hologic Inc †	64,366

Health Care Providers & Services — 6.3%
1,455	Community Health Systems Inc	60,383
1,979	Health Net Inc/CA †	62,734
1,779	HealthSouth Corp	61,340
722	Magellan Health Services Inc †	43,291
1,729	Universal Health Services Inc, Class B	129,658
2,170	VCA Antech Inc †	59,588
1,125	WellCare Health Plans Inc †	78,457

		495,451

Life Sciences Tools & Services — 0.7%
1,240	Charles River Laboratories International Inc †	57,363

Total Health Care		617,180

Industrials — 16.7%
Aerospace & Defense — 5.2%
921	B/E Aerospace Inc †	67,988
1,325	Esterline Technologies Corp †	105,854
1,807	Hexcel Corp †	70,112
3,478	Spirit Aerosystems Holdings Inc, Class A †	84,307
2,873	Textron Inc	79,323

		407,584

Building Products — 0.8%
1,550	Owens Corning †	58,869

Commercial Services & Supplies — 1.1%
2,056	Deluxe Corp	85,653

Construction & Engineering — 3.2%
3,083	Dycom Industries Inc †	86,293
2,194	EMCOR Group Inc	85,851
3,064	Primoris Services Corp	78,040

		250,184

Electrical Equipment — 1.2%
1,390	Regal-Beloit Corp	94,423

Machinery — 2.4%
1,975	Navistar International Corp †	72,048
1,860	Terex Corp †	62,496
939	Timken Co	56,716

		191,260

Road & Rail — 2.8%
627	Genesee & Wyoming Inc, Class A †	58,292
3,664	Hertz Global Holdings Inc †	81,194
1,841	Old Dominion Freight Line Inc †	84,668

		224,154

Total Industrials		1,312,127

3

Information Technology — 13.3%
Communications Equipment — 2.2%
4,317	ARRIS Group Inc †	73,648
3,881	Ciena Corp †	96,947

		170,595

Electronic Equipment, Instruments & Components — 4.2%
1,881	Arrow Electronics Inc †	91,285
1,982	Jabil Circuit Inc	42,970
796	Littelfuse Inc	62,263
2,047	Plexus Corp †	76,149
4,307	Vishay Intertechnology Inc †	55,517

		328,184

IT Services — 0.7%
1,025	Teradata Corp †	56,826

Semiconductors & Semiconductor Equipment — 4.9%
7,580	Atmel Corp †	56,395
5,720	Entegris Inc †	58,058
5,324	Fairchild Semiconductor International Inc †	73,950
9,125	Integrated Device Technology Inc †	85,958
5,782	Intersil Corp, Class A	64,932
5,555	TriQuint Semiconductor Inc †	45,162

		384,455

Software — 1.3%
1,579	Progress Software Corp †	40,864
2,216	PTC Inc †	63,001

		103,865

Total Information Technology		1,043,925

Materials — 8.2%
Chemicals — 4.6%
809	Ashland Inc	74,816
2,601	Chemtura Corp †	59,797
1,364	HB Fuller Co	61,639
3,306	PolyOne Corp	101,527
983	Rockwood Holdings Inc	65,763

		363,542

Containers & Packaging — 1.2%
957	Rock Tenn Co, Class A	96,915

Metals & Mining — 1.8%
1,082	Kaiser Aluminum Corp	77,092
1,989	RTI International Metals Inc †	63,728

		140,820

Paper & Forest Products — 0.6%
1,002	KapStone Paper and Packaging Corp	42,886

Total Materials		644,163

4

Utilities — 4.3%
Electric Utilities — 1.8%
260	El Paso Electric Co	8,684
1,460	Pinnacle West Capital Corp	79,920
2,325	PNM Resources Inc	52,615

		141,219

Gas Utilities — 0.8%
1,596	UGI Corp	62,452

Independent Power Producers & Energy Traders — 1.0%
2,910	NRG Energy Inc	79,530

Multi-Utility — 0.7%
1,741	Vectren Corp	58,062

Total Utilities		341,263

TOTAL COMMON STOCKS
(Cost $6,482,102)		7,764,772

INVESTMENT COMPANY — 1.4%
(Cost $114,770)
114,770	State Street Institutional U.S. Government Money Market Fund	114,770

TOTAL INVESTMENTS
(Cost $6,596,872)(d)	100.0%	7,879,542
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	(1,108)

NET ASSETS	100.0%	$7,878,434

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$7,879,542
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$7,879,542

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(b)	As of September 30, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,357,030, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $74,360 and net appreciation for financial reporting purposes was $1,282,670. At September 30, 2013, aggregate cost for financial reporting purposes was $6,596,872.

6

Munder International Fund - Core Equity

Portfolio of Investments, September 30, 2013 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 96.9%
Australia — 4.7%
9,364	Australia & New Zealand Banking Group Ltd	$268,884
2,461	BHP Billiton Ltd	82,054
72,520	Commonwealth Property Office Fund	77,125
87,823	Dexus Property Group	82,340
25,870	Fortescue Metals Group Ltd	114,637
21,614	Insurance Australia Group Ltd	118,361
5,578	National Australia Bank Ltd	178,592
4,173	Rio Tinto Ltd	240,353
32,200	Telstra Corp Ltd	149,296

		1,311,642

Austria — 0.4%
2,143	OMV AG	105,819

Belgium — 0.4%
1,985	Delhaize Group SA	125,113

Brazil — 1.2%
8,500	Banco do Brasil SA	99,140
6,700	Kroton Educacional SA	95,257
8,620	Vale SA, ADR	134,558

		328,955

Canada — 6.8%
937	Agrium Inc	78,750
2,686	Alimentation Couche Tard Inc, Class B	167,463
2,917	Canadian Imperial Bank of Commerce	232,386
908	Canadian National Railway Co	92,003
7,505	Canfor Corp †	169,473
16,015	Gran Tierra Energy Inc †	113,654
5,126	Husky Energy Inc	147,403
3,914	Methanex Corp	200,934
1,734	National Bank of Canada	143,208
4,006	Royal Bank of Canada	256,683
3,338	Shaw Communications Inc, Class B	77,515
6,383	Suncor Energy Inc	228,228

		1,907,700

China — 4.3%
38,500	Anhui Conch Cement Co Ltd, H Shares	123,354
373,275	Bank of China Ltd, H Shares	169,891
57,875	China Oilfield Services Ltd, H Shares	145,212
123,575	China Railway Construction Corp Ltd, H Shares	130,651
65,750	CNOOC Ltd	133,774
208,000	Datang International Power Generation Co Ltd, H Shares	91,719

1

19,500	Great Wall Motor Co Ltd, H Shares	105,597
313,250	Industrial & Commercial Bank of China Ltd, H Shares	218,502
128,000	Prince Frog International Holdings Ltd	88,624

		1,207,324

Denmark — 2.0%
11	AP Moeller - Maersk A/S, Class B	100,860
5,337	GN Store Nord A/S	112,295
560	Novo Nordisk A/S, Class B	95,075
3,885	Pandora A/S	160,457
9,971	TDC A/S	84,371

		553,058

Finland — 1.2%
4,307	Huhtamaki OYJ	92,295
5,607	Neste Oil OYJ	124,022
2,825	Sampo, A Shares	121,381

		337,698

France — 7.1%
1,434	AtoS	111,995
2,722	BNP Paribas SA	184,123
5,885	Carrefour SA	202,024
6,748	European Aeronautic Defence and Space Co NV	429,932
1,456	Ingenico	104,968
1,241	Publicis Groupe SA	98,752
1,087	Sanofi	110,247
4,027	Societe Generale SA	200,647
2,960	Teleperformance	143,199
226	Total SA	13,115
2,460	Total SA, ADR	142,483
1,559	Valeo SA	133,126
1,782	Vinci SA	103,591

		1,978,202

Germany — 6.4%
1,734	BASF SE	166,320
2,015	Bayer AG	237,598
5,540	Deutsche Post AG	183,847
6,861	Deutsche Telekom AG	99,456
6,164	Freenet AG †	149,142
1,329	Fresenius SE & Co KGaA	165,087
2,258	Hannover Rueck SE	166,055
3,625	Henkel AG & Co KGaA	321,070
10,149	Infineon Technologies AG	101,534
2,495	RWE AG	84,857
2,057	Stada Arzneimittel AG	104,314

		1,779,280

Hong Kong — 2.5%
28,500	BOC Hong Kong Holdings Ltd	91,498
10,825	Cheung Kong Holdings Ltd	164,415
25,875	Cheung Kong Infrastructure Holdings Ltd	179,486

2

14,000	Galaxy Entertainment Group Ltd †	98,196
14,000	Hutchison Whampoa Ltd	167,963

		701,558

Indonesia — 0.5%
696,000	Telekomunikasi Indonesia Persero Tbk PT	126,218

Ireland — 0.7%
8,028	Smurfit Kappa Group PLC	181,373

Italy — 0.3%
23,604	Enel SpA	90,433

Japan — 16.3%
20,000	Asahi Kasei Corp	150,364
7,300	Bridgestone Corp	265,502
800	Central Japan Railway Co	102,386
16,700	Chiba Bank Ltd/The	121,646
8,900	Daiwa House Industry Co Ltd	167,325
7,797	Japan Tobacco Inc	280,008
4,900	JFE Holdings Inc	126,768
1,600	Kyocera Corp	84,806
5,900	Mitsui & Co Ltd	85,593
21,000	Mitsui OSK Lines Ltd †	94,644
78,000	Mizuho Financial Group Inc	169,022
1,300	Murata Manufacturing Co Ltd	99,059
28,000	Nippon Steel & Sumitomo Metal Corp	94,857
357	Nippon Telegraph & Telephone Corp	18,450
3,915	Nippon Telegraph & Telephone Corp, ADR	102,025
16,000	Nomura Holdings Inc	124,523
8,544	NSK Ltd	87,009
2,800	Omron Corp	100,982
11,300	ORIX Corp	183,361
4,500	Otsuka Holdings Co Ltd	130,291
1,400	Sawai Pharmaceutical Co Ltd	98,133
7,000	Sekisui House Ltd	93,860
2,700	Seven & I Holdings Co Ltd	98,337
1,100	Shimamura Co Ltd	109,334
2,850	Softbank Corp	196,872
6,400	Sumitomo Corp	86,076
5,900	Sumitomo Electric Industries Ltd	85,353
5,825	Sumitomo Mitsui Financial Group Inc	281,191
22,925	Tokyo Gas Co Ltd	125,476
4,475	Toyo Suisan Kaisha Ltd	131,024
7,225	Toyota Motor Corp	460,865
4,200	TV Asahi Corp	97,421
18,100	Yahoo Japan Corp	102,566

		4,555,129

Malaysia — 0.3%
21,300	Hong Leong Financial Group Bhd	94,884

Mexico — 0.9%
15,400	Gruma SAB de CV, Class B †	85,886

3

27,651	Grupo Mexico SAB de CV, Series B	82,787
34,300	OHL Mexico SAB de CV †	90,273

		258,946

Netherlands — 1.1%
7,832	Koninklijke Ahold NV	135,676
5,484	Koninklijke Philips NV	176,795

		312,471

Norway — 1.8%
81,182	Marine Harvest ASA	86,674
5,200	Statoil ASA	118,039
3,948	Subsea 7 SA	82,069
5,197	Telenor ASA	118,749
2,650	Yara International ASA	109,424

		514,955

Poland — 0.3%
59,356	Tauron Polska Energia SA	91,044

Portugal — 0.3%
24,869	EDP - Energias de Portugal SA	90,839

Russian Federation — 1.5%
15,150	Gazprom OAO, ADR	133,623
1,499	Lukoil OAO, ADR	95,037
1,726	Magnit OJSC, GDR	106,580
28,465	Sberbank of Russia	85,822

		421,062

Singapore — 1.0%
20,700	DBS Group Holdings Ltd	270,929

South Africa — 1.3%
7,756	Liberty Holdings Ltd	90,381
21,635	Mediclinic International Ltd	160,061
5,442	MTN Group Ltd	106,236

		356,678

South Korea — 3.6%
618	GS Home Shopping Inc	143,074
400	Hyundai Motor Co	93,424
220	Samsung Electronics Co Ltd	279,843
2,465	Samsung Heavy Industries Co Ltd	98,630
4,400	SK Hynix Inc †	123,851
552	SK Telecom Co Ltd	112,231
3,412	Soulbrain Co Ltd	163,508

		1,014,561

Spain — 1.7%
15,085	Distribuidora Internacional de Alimentacion SA	130,793
37,927	Mapfre SA	135,765
2,565	Obrascon Huarte Lain SA	97,283
2,168	Red Electrica Corp SA	123,391

		487,232

4

Sweden — 1.6%
15,250	Skandinaviska Enskilda Banken AB, A Shares	161,596
8,935	Swedbank AB, A Shares	208,127
6,767	Telefonaktiebolaget LM Ericsson, B Shares	90,027

		459,750

Switzerland — 5.4%
1,832	Aryzta AG †	122,458
1,205	Cie Financiere Richemont SA	120,720
9,145	Credit Suisse Group AG †	279,300
1,935	Holcim Ltd †	143,999
9,891	Logitech International SA	87,060
1,422	Roche Holding AG	383,508
139	Swatch Group AG/The	89,454
1,058	Swiss Life Holding AG †	200,287
3,725	Zurich Insurance Group AG, ADR †	95,695

		1,522,481

Taiwan — 2.8%
331,000	AU Optronics Corp †	124,264
33,000	Chong Hong Construction Co	111,611
131,000	CTBC Financial Holding Co Ltd	85,511
4,000	Largan Precision Co Ltd	134,610
555,555	Taishin Financial Holding Co Ltd	256,479
25,000	Taiwan Semiconductor Manufacturing Co Ltd	84,976

		797,451

Thailand — 0.8%
252,000	Thai Beverage PCL	110,478
93,300	Thaicom PCL	104,396

		214,874

Turkey — 0.7%
25,385	Turk Hava Yollari	96,762
14,881	Turkiye Halk Bankasi AS	109,027

		205,789

United Kingdom — 17.0%
14,687	Aberdeen Asset Management PLC	90,019
10,772	Ashtead Group PLC	107,336
3,087	Associated British Foods PLC	93,754
15,110	BAE Systems PLC	111,153
44,942	Barclays PLC	193,169
43,178	Barratt Developments PLC †	215,714
22,904	BP PLC	160,590
3,519	British American Tobacco PLC	186,659
53,401	BT Group PLC	296,008
13,434	Centrica PLC	80,404
7,565	Diageo PLC	240,653
9,741	easyJet PLC	201,537
4,756	GlaxoSmithKline PLC	119,920
30,131	Henderson Group PLC	92,144
6,025	Hikma Pharmaceuticals PLC	101,440

5

1,503	HSBC Holdings PLC	16,288
1,582	HSBC Holdings PLC, ADR	85,839
78,091	ITV PLC	221,617
24,723	J Sainsbury PLC	156,694
103,689	Lloyds Banking Group PLC †	123,513
3,491	London Stock Exchange Group PLC	86,865
10,533	Mondi PLC	177,851
7,038	National Grid PLC	83,232
9,041	Prudential PLC	168,466
6,167	Rolls-Royce Holdings PLC †	111,019
1,557	Royal Dutch Shell PLC, Class B	53,803
5,315	Royal Dutch Shell PLC, Class B, ADR	365,938
6,545	Shire PLC	262,562
15,370	Stagecoach Group PLC	81,142
3,239	Standard Chartered PLC	77,658
6,936	Tate & Lyle PLC	82,699
30,528	Vodafone Group PLC	106,751
1,781	Whitbread PLC	85,460
5,347	WPP PLC	109,935

		4,747,832

TOTAL COMMON STOCKS
(Cost $22,973,020)		27,151,280

PREFERRED STOCKS — 1.7%
Brazil — 1.0%
7,452	Banco Bradesco SA, ADR	103,434
2,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar	95,700
5,170	Petroleo Brasileiro SA, ADR	86,494

		285,628

Germany — 0.7%
781	Volkswagen AG	184,108

TOTAL PREFERRED STOCKS
(Cost $376,483)		469,736

INVESTMENT COMPANIES — 1.2%
India — 0.8%
11,060	iShares India 50 ETF	232,481

Multi-Country — 0.3%
1,755	iShares MSCI Emerging Markets ETF	71,552

United States — 0.1%
32,636	State Street Institutional U.S. Government Money Market Fund	32,636

TOTAL INVESTMENT COMPANIES
(Cost $349,578)		336,669

TOTAL INVESTMENTS
(Cost $23,699,081) (f)	99.8%	27,957,685
OTHER ASSETS AND LIABILITIES (Net)	0.2	52,171

NET ASSETS	100.0%	$28,009,856

6

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$27,975,685
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$27,975,685

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2013.

(d)	As of September 30, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of

7

60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,718,345, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $459,741 and net appreciation for financial reporting purposes was $4,258,604. At September 30, 2013, aggregate cost for financial reporting purposes was $23,699,081.

ABBREVIATION:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
OAO	—	Russian Open Joint Stock Corporation
OJSC	—	Open Joint Stock Company
REIT	—	Real Estate Investment Trust

At September 30, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	15.6%	$4,384,255
Oil, Gas & Consumable Fuels	6.9	1,935,528
Pharmaceuticals	5.9	1,643,088
Food & Staples Retailing	4.0	1,122,680
Diversified Telecommunication Services	3.9	1,098,969
Insurance	3.9	1,096,391
Metals & Mining	3.1	876,014
Chemicals	3.1	869,300
Wireless Telecommunication Services	2.4	671,232
Automobiles	2.4	659,886
Aerospace & Defense	2.3	652,104
Electronic Equipment & Instruments	2.3	648,689
Media	2.2	605,240
Food Products	2.1	602,495
Semiconductors & Semiconductor Equipment	2.1	590,204

8

Capital Markets	2.1	585,986
Electric Utilities	2.0	575,193
Tobacco	1.7	466,667
Real Estate Management & Development	1.6	443,351
Auto Components	1.4	398,628
Textiles, Apparel & Luxury Goods	1.3	370,631
Beverages	1.3	351,131
Paper & Forest Products	1.2	347,324
Industrial Conglomerates	1.2	344,758
Construction & Engineering	1.2	331,525
Health Care Providers & Services	1.2	325,148
Household Products	1.1	321,070
Household Durables	1.1	309,574
Airlines	1.1	298,299
Trading Companies & Distributors	1.0	279,005
Road & Rail	1.0	275,531
Containers & Packaging	1.0	273,668
Diversified Financial Services	1.0	270,226
Construction Materials	1.0	267,353
Multi-Utilities	0.9	248,493
Energy Equipment & Services	0.8	227,281
Marine	0.7	195,504
Machinery	0.7	185,639
Air Freight & Logistics	0.7	183,847
Hotels, Restaurants & Leisure	0.7	183,656
Real Estate Investment Trusts (REITs)	0.6	159,465
Professional Services	0.5	143,199
Internet & Catalog Retail	0.5	143,074
Gas Utilities	0.4	125,476
Health Care Equipment & Supplies	0.4	112,295
Information Technology Services	0.4	111,995
Specialty Retail	0.4	109,334
Internet Software & Services	0.4	102,566
Diversified Consumer Services	0.3	95,257
Independent Power Producers & Energy Traders	0.3	91,719
Transportation Infrastructure	0.3	90,273
Communications Equipment	0.3	90,027
Personal Products	0.3	88,624
Computers & Peripherals	0.3	87,060
Electrical Equipment	0.3	85,353

TOTAL COMMON STOCKS	96.9	27,151,280

PREFERRED STOCKS:
Automobiles	0.7	184,108
Commercial Banks	0.4	103,434
Food & Staples Retailing	0.3	95,700
Oil, Gas & Consumable Fuels	0.3	86,494

TOTAL PREFERRED STOCKS	1.7	469,736
INVESTMENT COMPANIES	1.2	336,669

TOTAL INVESTMENTS	99.8	27,957,685
OTHER ASSETS AND LIABILITIES (NET)	0.2	52,171

NET ASSETS	100.0%	$28,009,856

9

Munder International Small-Cap Fund

Portfolio of Investments, September 30, 2013 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 97.7%
Australia — 5.1%
311,782	Ausdrill Ltd	$455,198
779,879	Beach Energy Ltd	971,278
86,824	carsales.com Ltd	927,429
220,092	Challenger Ltd	1,129,281
1,166,094	Commonwealth Property Office Fund	1,240,148
67,553	Flight Centre Ltd	3,043,876
183,538	iiNET Ltd	1,054,732
84,448	Mineral Resources Ltd	858,719
1,089,205	Mount Gibson Iron Ltd	746,848
255,085	Primary Health Care Ltd	1,147,010
379,861	RCR Tomlinson Ltd	1,268,653
481,573	Seven West Media Ltd	1,078,223
649,787	Spark Infrastructure Group	1,006,270

		14,927,665

Austria — 0.7%
16,429	Flughafen Wien AG	1,112,410
26,150	RHI AG (f)	863,200

		1,975,610

Belgium — 0.5%
9,450	Kinepolis Group NV	1,353,105

Canada — 8.6%
176,298	Argonaut Gold Inc †	1,030,352
297,400	Bankers Petroleum Ltd †	1,117,361
48,701	Black Diamond Group Ltd	1,164,039
17,048	Bonterra Energy Corp	929,650
51,712	Canadian Apartment Properties REIT	1,027,663
83,086	Canfor Corp †	1,876,201
44,046	Capital Power Corp	909,100
6,625	Constellation Software Inc	1,168,066
100,700	Element Financial Corp †	1,270,909
364,685	Essential Energy Services Ltd	977,167
55,726	Gluskin Sheff + Associates Inc	1,026,823
264,770	Gran Tierra Energy Inc †	1,879,005
19,653	Home Capital Group Inc	1,374,308
37,828	Methanex Corp	1,941,988
222,639	Nevsun Resources Ltd	708,952
472,614	OceanaGold Corp †	702,004
50,733	Parkland Fuel Corp	896,896
48,164	Progressive Waste Solutions Ltd	1,240,513
37,519	ShawCor Ltd	1,582,278
31,361	Stantec Inc	1,601,465
86,837	Whitecap Resources Inc	1,020,074

		25,444,814

1

Denmark — 2.1%
43,370	GN Store Nord A/S	912,539
34,100	Jyske Bank A/S †	1,693,526
57,376	Pandora A/S	2,369,722
44,168	Topdanmark A/S †	1,137,628

		6,113,415

Finland — 1.7%
86,935	Huhtamaki OYJ	1,862,943
269,303	Sponda OYJ	1,391,728
68,233	Tikkurila Oyj	1,818,488

		5,073,159

France — 6.6%
26,939	AtoS	2,103,937
50,299	Etablissements Maurel et Prom	771,993
13,768	Fonciere Des Regions	1,141,963
4,837	Iliad SA	1,128,795
16,636	Imerys SA	1,161,536
32,870	Ingenico	2,369,710
59,920	Medica SA	1,492,366
102,476	Metropole Television SA	2,198,053
42,939	Teleperformance	2,077,300
111,777	UBISOFT Entertainment †	1,728,417
26,980	Valeo SA	2,303,874
5,618	Zodiac Aerospace	894,177

		19,372,121

Germany — 7.0%
89,031	Alstria Office REIT-AG †	1,106,775
17,734	Bilfinger SE	1,861,737
28,908	Deutsche Euroshop AG	1,252,831
58,611	Duerr AG	4,304,758
70,287	Freenet AG †	1,700,645
30,548	GEA Group AG	1,254,477
20,519	Hannover Rueck SE	1,508,987
164,481	Infineon Technologies AG	1,645,522
9,916	Krones AG	843,124
236,392	QSC AG	1,278,573
125,166	SAF-Holland SA †	1,532,445
27,482	Stada Arzneimittel AG	1,393,656
74,914	TUI AG †	957,125

		20,640,655

Hong Kong — 1.4%
227,200	Dah Sing Financial Holdings Ltd	1,316,758
305,857	Great Eagle Holdings Ltd	1,094,332
331,500	Techtronic Industries Co	863,381
856,000	Towngas China Co Ltd	778,092

		4,052,563

2

Ireland — 0.8%
157,299	Kentz Corp Ltd	1,216,725
247,080	UDG Healthcare PLC	1,279,994

		2,496,719

Italy — 3.4%
129,303	Banca Generali SpA	2,921,291
80,810	Brembo SpA	2,105,577
233,183	Credito Emiliano SpA	1,421,471
73,121	Gtech Spa	2,091,206
119,739	Recordati SpA	1,438,462

		9,978,007

Japan — 18.6%
26,700	Avex Group Holdings Inc	776,866
63,500	Century Tokyo Leasing Corp	1,989,725
53,100	Chiyoda Co Ltd	1,127,419
289,241	Ebara Corp	1,618,420
40,200	Izumi Co Ltd	1,169,663
198,000	Japan Aviation Electronics Industry Ltd	2,282,252
103,000	Kagoshima Bank Ltd/The	702,070
205	Kenedix Realty Investment Corp	1,007,325
125,400	Kyowa Exeo Corp	1,474,769
42,000	Mandom Corp	1,465,588
103,300	Matsui Securities Co Ltd	1,137,093
189,000	Nichirei Corp	1,026,766
46,700	Nihon Kohden Corp	1,907,528
133,700	Nihon Unisys Ltd	1,149,362
81,000	Nippon Paint Co Ltd	1,291,286
68,200	Noritz Corp	1,467,450
220,000	NTN Corp †	989,267
1,106	Orix JREIT Inc	1,405,355
45,600	Pigeon Corp	2,236,045
19,000	Relo Holdings Inc	847,602
28,800	Ryohin Keikaku Co Ltd	2,598,871
101,000	San-In Godo Bank Ltd/The	782,970
335,000	Sanwa Holdings Corp	2,038,049
20,600	Sawai Pharmaceutical Co Ltd	1,443,960
109,000	Seino Holdings Co Ltd	1,108,907
176,000	Shiga Bank Ltd/The	997,324
51,600	Ship Healthcare Holdings Inc	2,007,935
49,900	Sohgo Security Services Co Ltd	996,528
147,300	Sumitomo Forestry Co Ltd	1,594,457
450,000	Sumitomo Osaka Cement Co Ltd	1,808,332
70,500	Taikisha Ltd	1,679,750
67,500	Tokai Rika Co Ltd	1,425,607
75,300	Tokyo Ohka Kogyo Co Ltd	1,670,014
64,100	Tokyo Seimitsu Co Ltd	1,172,509
30,700	TS Tech Co Ltd	1,205,575
193,000	Tsubakimoto Chain Co	1,343,018
24,300	Tsuruha Holdings Inc	2,140,882
69,700	TV Asahi Corp	1,616,725

		54,703,264

3

Netherlands — 1.7%
76,778	Aalberts Industries NV	2,045,703
95,235	AerCap Holdings NV †	1,853,273
18,440	VistaPrint NV †	1,042,229

		4,941,205

New Zealand — 0.4%
389,380	Kathmandu Holdings Ltd	1,067,219

Norway — 1.8%
411,103	BWG Homes ASA †	868,251
962,964	Dolphin Group AS †	928,814
44,066	Leroy Seafood Group ASA	1,249,449
23,876	Norwegian Air Shuttle AS †	862,804
195,470	SpareBank 1 SMN	1,485,549

		5,394,867

Singapore — 1.3%
603,000	CWT Ltd	672,911
319,000	M1 Ltd	834,020
776,000	OSIM International Ltd	1,193,798
1,862,000	Starhill Global REIT	1,179,937

		3,880,666

South Korea — 4.4%
65,360	BS Financial Group Inc	976,135
8,629	GS Home Shopping Inc	1,997,716
57,030	Iljin Display Co Ltd	907,449
707	Lotte Chilsung Beverage Co Ltd	1,116,411
18,669	LOTTE Himart Co Ltd	1,388,004
103,875	Partron Co Ltd	1,705,998
27,780	Seoul Semiconductor Co Ltd	1,048,204
41,450	Soulbrain Co Ltd	1,986,345
64,379	Sung Kwang Bend Co Ltd	1,827,120

		12,953,382

Spain — 2.6%
227,096	Bankinter SA	1,221,841
231,571	Distribuidora Internacional de Alimentacion SA	2,007,818
112,574	Jazztel PLC †	1,223,087
42,248	Obrascon Huarte Lain SA	1,602,347
25,584	Red Electrica Corp SA	1,456,099

		7,511,192

Sweden — 1.7%
181,628	Fastighets AB Balder, B Shares †	1,483,727
49,088	Intrum Justitia AB	1,313,759
74,585	Trelleborg AB, B Shares	1,413,549
52,708	Wihlborgs Fastigheter AB	846,796

		5,057,831

Switzerland — 7.0%
29,159	Actelion Ltd †	2,070,004
48,158	AFG Arbonia-Forster Holding AG †	1,642,809

4

22,196	Aryzta AG †	1,483,660
6,812	Bucher Industries AG	1,745,276
52,515	Clariant AG †	885,557
66,321	GAM Holding AG †	1,199,036
2,350	Georg Fischer AG †	1,430,503
1,025	Givaudan SA †	1,497,236
2,158	Helvetia Holding AG	956,884
2,947	Inficon Holding AG †	945,021
3,098	Kuoni Reisen Holding AG, B Shares †	1,270,922
153,655	Logitech International SA	1,352,456
154,720	OC Oerlikon Corp AG †	2,070,119
11,571	Swiss Life Holding AG †	2,190,474

		20,739,957

United Kingdom — 20.3%
191,952	Aberdeen Asset Management PLC	1,176,504
363,571	Ashtead Group PLC	3,622,744
58,290	Babcock International Group PLC	1,128,614
636,320	Barratt Developments PLC †,(f)	3,179,009
359,084	Beazley PLC	1,219,031
126,298	Berendsen PLC	1,855,510
195,676	Bodycote PLC	2,059,071
171,909	Britvic PLC	1,593,288
122,134	CSR PLC	1,018,273
346,563	DS Smith PLC	1,615,827
121,939	easyJet PLC	2,522,864
394,242	EnQuest PLC †	832,263
243,854	GKN PLC	1,350,132
103,285	Halma PLC	947,234
543,300	Hansteen Holdings PLC	870,753
355,726	Henderson Group PLC	1,087,847
61,166	Hikma Pharmaceuticals PLC	1,029,826
575,926	Howden Joinery Group PLC	2,717,850
248,337	Inchcape PLC	2,454,412
76,234	Inmarsat PLC	875,015
169,642	International Personal Finance PLC	1,676,638
914,708	ITV PLC	2,595,880
76,426	Keller Group PLC	1,285,515
111,461	Lancashire Holdings Ltd	1,385,812
73,641	London Stock Exchange Group PLC	1,832,373
190,748	Mondi PLC	3,220,806
290,403	Pace PLC	1,193,670
390,014	Paragon Group of Cos PLC	1,969,949
223,469	RPS Group PLC	969,555
472,722	Senior PLC	2,069,345
156,187	Soco International PLC †	994,970
156,187	Soco International PLC, C Shares (g),(h),(i)	101,141
243,116	Stagecoach Group PLC	1,283,467
61,694	Synergy Health PLC	1,094,646
374,708	Synthomer PLC	1,444,351
66,658	Tate & Lyle PLC	794,777
161,516	TUI Travel PLC	961,456

5

138,879	Unite Group PLC	887,859
19,894	Whitbread PLC	954,598

		59,872,875

TOTAL COMMON STOCKS
(Cost $210,546,766)		287,550,291

PREFERRED STOCK — 0.5%
(Cost $1,041,058)
Germany — 0.5%
12,235	Draegerwerk AG & Co KGaA	1,560,038

INVESTMENT COMPANY — 1.3%
(Cost $3,756,605)
3,756,605	State Street Institutional U.S. Government Money Market Fund	3,756,605

TOTAL INVESTMENTS
(Cost $215,344,429)(j)	99.5%	292,866,934
OTHER ASSETS AND LIABILITIES (Net)	0.5	1,527,424

NET ASSETS	100.0%	$294,394,358

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$292,765,793	$2,235
Level 2 — Other Significant Observable Inputs	101,141	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$292,866,934	$2,235

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2013.

(d)	As of September 30, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

7

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(g)	Security valued at fair value as of September 30, 2013, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At September 30, 2013, these securities represent $101,141, less than 0.5% of net assets.

(h)	Security subject to restrictions on resale. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2013, illiquid securities represent $101,141 or less than 0.5% of net assets.

Security	Acquisition Dates	Cost
Soco International PLC, C Shares	9/26/2013	$100,481

(j)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $80,308,498, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,785,993 and net appreciation for financial reporting purposes was $77,522,505. At September 30, 2013, aggregate cost for financial reporting purposes was $215,344,429.

ABBREVIATION:
REIT	—	Real Estate Investment Trust

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2013 is as follows:

Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
mini MSCI EAFE Index Futures, December 2013	16	$1,449,925	$1,452,160	Net Assets- Unrealized Appreciation	$2,235	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

8

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At September 30, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value

COMMON STOCKS:
Machinery	7.9%	$23,186,630
Chemicals	4.3	12,535,265
Commercial Services & Supplies	3.9	11,388,974
Commercial Banks	3.6	10,597,644
Auto Components	3.4	9,923,210
Media	3.3	9,618,852
Oil, Gas & Consumable Fuels	3.2	9,514,631
Hotels, Restaurants & Leisure	3.1	9,279,183
Construction & Engineering	3.0	8,982,957
Real Estate Investment Trusts (REITs)	3.0	8,979,919
Capital Markets	2.9	8,548,594
Insurance	2.9	8,398,816
Real Estate Management & Development	2.6	7,804,875
Specialty Retail	2.5	7,494,290
Health Care Providers & Services	2.4	7,021,951
Building Products	2.4	6,975,428
Electronic Equipment & Instruments	2.2	6,544,217
Household Durables	2.2	6,505,098
Diversified Financial Services	2.1	6,222,288
Semiconductors & Semiconductor Equipment	2.0	5,791,957
Diversified Telecommunication Services	1.9	5,560,202
Trading Companies & Distributors	1.9	5,476,017
Pharmaceuticals	1.8	5,305,904
Paper & Forest Products	1.7	5,097,007
Food Products	1.5	4,554,652
Food & Staples Retailing	1.4	4,148,700
Construction Materials	1.3	3,833,068
Multiline Retail	1.3	3,768,534
Professional Services	1.2	3,678,765
Energy Equipment & Services	1.2	3,488,259
Containers & Packaging	1.2	3,478,770
Airlines	1.1	3,385,668
Thrifts & Mortgage Finance	1.1	3,344,257
Information Technology Services	1.1	3,253,299
Metals & Mining	1.1	3,188,156
Software	1.0	2,896,483
Health Care Equipment & Supplies	1.0	2,820,067
Beverages	0.9	2,709,699
Wireless Telecommunication Services	0.9	2,534,665
Electric Utilities	0.8	2,462,369

9

Distributors	0.8	2,454,412
Road & Rail	0.8	2,392,374
Textiles, Apparel & Luxury Goods	0.8	2,369,722
Household Products	0.8	2,236,045
Biotechnology	0.7	2,070,004
Internet & Catalog Retail	0.7	1,997,716
Internet Software & Services	0.7	1,969,658
Electronic Equipment, Instruments & Components	0.6	1,705,998
Consumer Finance	0.6	1,676,638
Personal Products	0.5	1,465,588
Computers & Peripherals	0.5	1,352,456
Communications Equipment	0.4	1,193,670
Transportation Infrastructure	0.4	1,112,410
Independent Power Producers & Energy Traders	0.3	909,100
Aerospace & Defense	0.3	894,177
Gas Utilities	0.3	778,092
Air Freight & Logistics	0.2	672,911

TOTAL COMMON STOCKS	97.7	287,550,291

PREFERRED STOCKS:
Health Care Equipment & Supplies	0.5	1,560,038
INVESTMENT COMPANIES	1.3	3,756,605

TOTAL INVESTMENTS	99.5	292,866,934
OTHER ASSETS AND LIABILITIES (NET)	0.5	1,527,424

NET ASSETS	100.0%	$294,394,358

10

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 97.4%

Consumer Discretionary — 16.5%
Auto Components — 0.7%
49,019	Modine Manufacturing Co †	$717,148

Hotels, Restaurants & Leisure — 4.4%
46,095	Del Frisco’s Restaurant Group Inc †	929,736
27,680	Fiesta Restaurant Group Inc †	1,042,429
100,807	Isle of Capri Casinos Inc †	762,101
53,019	Marcus Corp/The	770,366
26,380	Multimedia Games Holding Co Inc †	911,429

		4,416,061

Household Durables — 2.0%
16,600	Bassett Furniture Industries Inc	268,754
48,836	Beazer Homes USA Inc †	879,048
41,520	M/I Homes Inc †	856,143

		2,003,945

Leisure Equipment & Products — 1.2%
12,724	Arctic Cat Inc	725,904
52,636	LeapFrog Enterprises Inc, Class A †	495,831

		1,221,735

Media — 2.5%
46,165	Carmike Cinemas Inc †	1,019,323
79,859	Entercom Communications Corp, Class A †	701,162
132,730	Entravision Communications Corp, Class A	783,107

		2,503,592

Specialty Retail — 4.1%
103,000	bebe stores inc	627,270
35,000	Haverty Furniture Cos Inc	858,550
177,686	Pacific Sunwear of California Inc †	533,058
34,858	Shoe Carnival Inc	941,515
182,000	Wet Seal Inc/The, Class A †	715,260
27,000	Zale Corp †	410,400

		4,086,053

Textiles, Apparel & Luxury Goods — 1.6%
42,000	Culp Inc	785,820
42,018	Perry Ellis International Inc	791,619

		1,577,439

Total Consumer Discretionary		16,525,973

1

Consumer Staples — 0.4%
Food Products — 0.4%
41,467	Inventure Foods Inc †	435,403

Energy — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
117,125	Callon Petroleum Co †	640,674
110,137	Triangle Petroleum Corp †	1,081,545

Total Energy		1,722,219

Financials — 30.1%
Capital Markets — 4.8%
45,387	Calamos Asset Management Inc, Class A	453,416
70,000	CorEnergy Infrastructure Trust Inc	490,000
262,000	Cowen Group Inc, Class A †	903,900
39,000	HFF Inc, Class A	976,950
112,873	JMP Group Inc	698,684
76,400	Pzena Investment Management Inc, Class A	517,992
50,613	Safeguard Scientifics Inc †	794,118

		4,835,060

Commercial Banks — 15.5%
112,477	1st United Bancorp Inc/Boca Raton	824,457
32,288	Bancorp Inc/The †	572,143
17,579	Bank of Marin Bancorp	730,408
24,440	Banner Corp	932,630
63,000	BNC Bancorp	840,420
30,193	Cardinal Financial Corp	499,090
77,388	Centerstate Banks Inc	749,116
32,006	Central Pacific Financial Corp	566,506
40,000	Customers Bancorp Inc †	644,000
42,535	Financial Institutions Inc	870,266
102,136	First Commonwealth Financial Corp	775,212
20,400	First Internet Bancorp	545,700
38,400	Guaranty Bancorp	525,696
36,000	Heritage Financial Corp/WA	558,720
21,000	Independent Bank Group Inc	756,000
44,500	OFG Bancorp	720,455
18,235	Renasant Corp	495,445
450,000	Seacoast Banking Corp of Florida †	976,500
65,600	Southwest Bancorp Inc/Stillwater OK †	971,536
59,000	State Bank Financial Corp	936,330
75,567	Sterling Bancorp/NY	1,037,535

		15,528,165

Insurance — 1.9%
26,754	AMERISAFE Inc	950,035
23,911	HCI Group Inc	976,525

		1,926,560

2

Real Estate Investment Trusts (REITs) — 4.0%
35,000	Chatham Lodging Trust	625,100
94,635	Kite Realty Group Trust	561,186
34,711	Parkway Properties Inc/MD	616,814
131,931	RAIT Financial Trust	934,072
21,000	Sabra Health Care REIT Inc	483,210
87,000	Summit Hotel Properties Inc	799,530

		4,019,912

Real Estate Management & Development — 0.6%
29,074	Kennedy-Wilson Holdings Inc	539,613

Thrifts & Mortgage Finance — 3.3%
35,000	First Defiance Financial Corp	818,650
56,300	First Financial Northwest Inc	587,209
49,043	OceanFirst Financial Corp	829,317
56,111	Rockville Financial Inc	729,443
5,000	WSFS Financial Corp	301,250

		3,265,869

Total Financials		30,115,179

Health Care — 9.3%
Biotechnology — 3.4%
303,350	Athersys Inc †	497,494
70,975	Raptor Pharmaceutical Corp †	1,060,366
134,631	Rigel Pharmaceuticals Inc †	481,979
128,768	Sunesis Pharmaceuticals Inc †	638,689
68,216	Vanda Pharmaceuticals Inc †	748,330

		3,426,858

Health Care Equipment & Supplies — 2.6%
14,621	ICU Medical Inc †	993,204
161,124	RTI Surgical Inc †	602,604
87,967	Sunshine Heart Inc †	1,018,658

		2,614,466

Health Care Providers & Services — 2.9%
39,479	Capital Senior Living Corp †	834,981
77,355	Gentiva Health Services Inc †	931,354
35,691	US Physical Therapy Inc	1,109,277

		2,875,612

Pharmaceuticals — 0.4%
127,653	Pain Therapeutics Inc †	347,216

Total Health Care		9,264,152

Industrials — 17.9%
Aerospace & Defense — 4.1%
23,300	AAR Corp	636,789
24,842	Astronics Corp †	1,234,896
82,301	Kratos Defense & Security Solutions Inc †	681,452
58,946	LMI Aerospace Inc †	787,518

3

49,970	Taser International Inc †	745,053

		4,085,708

Air Freight & Logistics — 1.5%
108,200	Pacer International Inc †	669,758
20,794	Park-Ohio Holdings Corp †	798,905

		1,468,663

Building Products — 0.8%
24,000	American Woodmark Corp †	831,600

Commercial Services & Supplies — 1.4%
44,269	Costa Inc, Class A †	841,996
22,281	Standard Parking Corp †	599,136

		1,441,132

Construction & Engineering — 1.7%
31,166	MYR Group Inc †	757,334
79,349	Pike Electric Corp	898,231

		1,655,565

Machinery — 4.0%
22,626	Altra Holdings Inc	608,866
69,000	Federal Signal Corp †	888,030
35,135	Greenbrier Cos Inc †	868,888
67,989	Manitex International Inc †	743,120
2,268	Standex International Corp	134,719
68,600	Wabash National Corp †	799,876

		4,043,499

Professional Services — 2.0%
8,337	Barrett Business Services Inc	561,164
24,074	GP Strategies Corp †	631,220
61,000	Resources Connection Inc	827,770

		2,020,154

Road & Rail — 2.4%
29,500	Arkansas Best Corp	757,265
81,131	Quality Distribution Inc †	749,651
28,473	Saia Inc †	887,788

		2,394,704

Total Industrials		17,941,025

Information Technology — 18.2%
Communications Equipment — 1.2%
224,195	Extreme Networks Inc †	1,170,298

Computers & Peripherals — 1.9%
75,043	Datalink Corp †	1,014,581
183,075	OCZ Technology Group Inc †	237,998
489,305	Quantum Corp †	675,241

		1,927,820

4

Electronic Equipment, Instruments & Components — 1.3%
33,300	Fabrinet †	560,772
45,000	Newport Corp †	703,350

		1,264,122

Internet Software & Services — 3.0%
30,725	Blucora Inc †	706,061
59,980	Brightcove Inc †	674,775
23,800	LogMeIn Inc †	738,990
50,000	Move Inc †	847,500

		2,967,326

Semiconductors & Semiconductor Equipment — 7.8%
424,000	Axcelis Technologies Inc †	894,640
167,000	Entropic Communications Inc †	731,460
143,305	FormFactor Inc †	983,072
71,049	Integrated Silicon Solution Inc †	773,724
154,000	Lattice Semiconductor Corp †	686,840
77,162	LTX-Credence Corp †	507,726
314,000	Mattson Technology Inc †	750,460
88,119	Pericom Semiconductor Corp †	687,328
121,000	Photronics Inc †	947,430
121,062	Ultra Clean Holdings Inc †	836,538

		7,799,218

Software — 3.0%
111,993	Actuate Corp †	823,149
89,947	American Software Inc/Georgia, Class A	768,147
25,467	Monotype Imaging Holdings Inc	729,884
63,755	Seachange International Inc †	731,270

		3,052,450

Total Information Technology		18,181,234

Materials — 3.3%
Chemicals — 1.9%
34,847	KMG Chemicals Inc	766,286
15,542	Quaker Chemical Corp	1,135,343

		1,901,629

Metals & Mining — 0.8%
30,500	Olympic Steel Inc	847,290

Paper & Forest Products — 0.6%
22,263	PH Glatfelter Co	602,659

Total Materials		3,351,578

TOTAL COMMON STOCKS
(Cost $75,323,970)		97,536,763

5

INVESTMENT COMPANY — 2.2%
(Cost $2,158,593)
2,158,593	State Street Institutional U.S. Government Money Market Fund	2,158,593

TOTAL INVESTMENTS
(Cost $77,482,563)(d)	99.6%	99,695,356
OTHER ASSETS AND LIABILITIES (Net)	0.4	420,714

NET ASSETS	100.0%	$100,116,070

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 —quoted prices in active markets for identical securities

•	Level 2 —other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$99,695,356
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$99,695,356

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(b)	As of September 30, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on

6

foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $24,814,998, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,602,205 and net appreciation for financial reporting purposes was $22,212,793. At September 30, 2013, aggregate cost for financial reporting purposes was $77,482,563.

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.5%

Consumer Discretionary — 19.5%
Auto Components — 1.4%
775,200	BorgWarner Inc	$78,597,528

Distributors — 1.7%
3,107,300	LKQ Corp †	98,998,578

Hotels, Restaurants & Leisure — 1.1%
1,431,300	Marriott International Inc/DE, Class A	60,200,478

Household Durables — 2.1%
704,600	Toll Brothers Inc †	22,850,178
1,136,325	Tupperware Brands Corp	98,144,390

		120,994,568

Media — 6.2%
2,313,900	Cinemark Holdings Inc	73,443,186
1,039,300	Discovery Communications Inc, Class A †	87,737,706
723,246	Liberty Media Corp, Class A †	106,425,649
3,054,846	Starz, Class A †	85,932,818

		353,539,359

Multiline Retail — 1.2%
960,700	Family Dollar Stores Inc	69,189,614

Specialty Retail — 4.8%
2,364,500	Ascena Retail Group Inc †	47,124,485
1,386,300	L Brands Inc	84,702,930
1,097,100	Ross Stores Inc	79,868,880
2,289,800	Sally Beauty Holdings Inc †	59,901,168

		271,597,463

Textiles, Apparel & Luxury Goods — 1.0%
506,500	Fossil Group Inc †	58,875,560

Total Consumer Discretionary		1,111,993,148

Consumer Staples — 3.5%
Beverages — 1.0%
1,065,100	Monster Beverage Corp †	55,651,475

Food Products — 1.1%
831,300	Green Mountain Coffee Roasters Inc †	62,621,829

Household Products — 1.4%
1,392,550	Church & Dwight Co Inc	83,622,628

Total Consumer Staples		201,895,932

1

Energy — 7.4%
Energy Equipment & Services — 3.0%
1,063,000	Atwood Oceanics Inc †	58,507,520
2,162,600	Helix Energy Solutions Group Inc †	54,865,162
735,400	Oceaneering International Inc	59,743,896

		173,116,578

Oil, Gas & Consumable Fuels — 4.4%
705,400	Concho Resources Inc †	76,754,574
1,186,200	Gulfport Energy Corp †	76,320,108
5,060,900	Kodiak Oil & Gas Corp †	61,034,454
1,085,800	Valero Energy Corp	37,080,070

		251,189,206

Total Energy		424,305,784

Financials — 17.0%
Capital Markets — 5.5%
817,600	Affiliated Managers Group Inc †	149,326,464
3,194,100	Invesco Ltd	101,891,790
1,207,000	Northern Trust Corp	65,648,730

		316,866,984

Commercial Banks — 2.6%
4,528,500	Fifth Third Bancorp	81,694,140
733,875	Signature Bank †	67,164,240

		148,858,380

Insurance — 4.6%
2,836,100	Lincoln National Corp	119,087,839
1,144,600	Reinsurance Group of America Inc	76,676,754
720,100	RenaissanceRe Holdings Ltd	65,190,653

		260,955,246

Real Estate Investment Trusts (REITs) — 3.7%
816,525	Digital Realty Trust Inc	43,357,477
276,150	Essex Property Trust Inc	40,787,355
1,041,600	Kilroy Realty Corp	52,027,920
1,383,500	Macerich Co/The	78,084,740

		214,257,492

Thrifts & Mortgage Finance — 0.6%
2,313,400	Radian Group Inc	32,225,662

Total Financials		973,163,764

Health Care — 10.8%
Biotechnology — 2.4%
1,162,125	BioMarin Pharmaceutical Inc †	83,928,667
2,194,400	Myriad Genetics Inc †	51,568,400

		135,497,067

2

Health Care Equipment & Supplies — 2.1%
705,600	Cooper Cos Inc/The	91,509,264
80,560	Intuitive Surgical Inc †	30,312,311

		121,821,575

Health Care Providers & Services — 3.9%
1,427,400	DaVita HealthCare Partners Inc †	81,219,060
4,799,050	Health Management Associates Inc, Class A †	61,427,840
2,255,000	HealthSouth Corp	77,752,400

		220,399,300

Health Care Technology — 1.2%
1,281,800	Cerner Corp †	67,358,590

Life Sciences Tools & Services — 1.2%
286,175	Mettler-Toledo International Inc †	68,707,756

Total Health Care		613,784,288

Industrials — 13.7%
Aerospace & Defense — 1.0%
259,800	Precision Castparts Corp	59,036,952

Building Products — 1.3%
1,795,900	Fortune Brands Home & Security Inc	74,763,317

Commercial Services & Supplies — 2.2%
1,804,728	Iron Mountain Inc	48,763,751
664,575	Stericycle Inc †	76,691,955

		125,455,706

Electrical Equipment — 2.1%
1,352,700	AMETEK Inc	62,251,254
559,800	Hubbell Inc, Class B	58,633,452

		120,884,706

Machinery — 2.0%
1,426,800	Terex Corp †	47,940,480
808,600	WABCO Holdings Inc †	68,132,636

		116,073,116

Marine — 1.4%
883,160	Kirby Corp †	76,437,498

Professional Services — 1.2%
608,250	IHS Inc, Class A †	69,449,985

Road & Rail — 2.5%
739,225	Kansas City Southern	80,841,646
1,347,500	Old Dominion Freight Line Inc †	61,971,525

		142,813,171

Total Industrials		784,914,451

3

Information Technology — 13.9%
Communications Equipment — 1.0%
962,800	Motorola Solutions Inc	57,171,064

IT Services — 2.6%
937,810	Cognizant Technology Solutions Corp, Class A †	77,012,957
707,375	Fiserv Inc †	71,480,244

		148,493,201

Office Electronics — 1.1%
5,870,000	Xerox Corp	60,402,300

Semiconductors & Semiconductor Equipment — 3.4%
1,564,700	Microchip Technology Inc	63,041,763
7,307,900	ON Semiconductor Corp †	53,347,670
3,243,600	Skyworks Solutions Inc †	80,571,024

		196,960,457

Software — 5.8%
1,015,675	Check Point Software Technologies Ltd †	57,446,578
3,371,900	Mentor Graphics Corp	78,801,303
1,292,900	MICROS Systems Inc †	64,567,426
1,259,100	Red Hat Inc †	58,094,874
1,316,625	Solera Holdings Inc	69,609,964

		328,520,145

Total Information Technology		791,547,167

Materials — 7.1%
Chemicals — 5.6%
947,025	Airgas Inc	100,432,001
831,100	Ecolab Inc	82,079,436
968,500	LyondellBasell Industries NV, Class A	70,923,255
745,200	WR Grace & Co †	65,130,480

		318,565,172

Containers & Packaging — 1.5%
2,012,050	Crown Holdings Inc †	85,069,474

Total Materials		403,634,646

Telecommunication Services — 1.7%
Wireless Telecommunication Services — 1.7%
1,203,700	SBA Communications Corp, Class A †	96,849,702

Utilities — 3.9%
Electric Utilities — 1.4%
870,200	ITC Holdings Corp	81,676,972

Multi-Utilities — 2.5%
657,100	Black Hills Corp	32,763,006
3,459,300	NiSource Inc	106,857,777

		139,620,783

4

Total Utilities	221,297,755

TOTAL COMMON STOCKS
(Cost $3,521,928,283)	5,623,386,637

INVESTMENT COMPANIES — 1.5%

Financials — 1.3%
Capital Markets — 1.3%
5,288,300	American Capital Ltd †		72,714,125

Multi-Sector — 0.2%
Multi-Industries — 0.2%
29,100	SPDR S&P MidCap 400 ETF Trust		6,586,203
6,368,415	State Street Institutional U.S. Government Money Market Fund		6,368,415

Total Multi-Sector			12,954,618

TOTAL INVESTMENT COMPANIES
(Cost $61,659,471)			85,668,743

TOTAL INVESTMENTS
(Cost $3,583,587,754) (d)		100.0%	5,709,055,380
OTHER ASSETS AND LIABILITIES (Net)		0.0 #	23,519

NET ASSETS		100.0%	$5,709,078,899

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$5,709,055,380
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$5,709,055,380

5

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(b)	As of September 30, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,155,660,237, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $30,192,611 and net appreciation for financial reporting purposes was $2,125,467,626. At September 30, 2013, aggregate cost for financial reporting purposes was $3,583,587,754.

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, September 30, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.2%

Consumer Discretionary — 12.7%
Auto Components — 1.6%
243,076	American Axle & Manufacturing Holdings Inc †	$4,793,459
263,971	Modine Manufacturing Co †	3,861,896

		8,655,355

Hotels, Restaurants & Leisure — 2.4%
89,515	Bob Evans Farms Inc/DE	5,126,524
62,147	CEC Entertainment Inc	2,850,061
189,630	Isle of Capri Casinos Inc †	1,433,603
78,650	Marriott Vacations Worldwide Corp †	3,460,600

		12,870,788

Household Durables — 2.9%
188,730	La-Z-Boy Inc	4,286,058
124,758	Meritage Homes Corp †	5,358,356
138,026	Ryland Group Inc/The	5,595,574

		15,239,988

Media — 1.7%
299,015	Live Nation Entertainment Inc †	5,546,728
76,680	Meredith Corp	3,651,502

		9,198,230

Specialty Retail — 4.1%
114,700	ANN INC †	4,154,434
89,162	Asbury Automotive Group Inc †	4,743,418
97,253	Brown Shoe Co Inc	2,282,528
173,420	Express Inc †	4,090,978
38,549	Genesco Inc †	2,528,043
134,772	Shoe Carnival Inc	3,640,192

		21,439,593

Total Consumer Discretionary		67,403,954

Consumer Staples — 1.7%
Food & Staples Retailing — 0.5%
55,340	Susser Holdings Corp †	2,941,321

Food Products — 1.2%
42,179	Hain Celestial Group Inc/The †	3,252,844
44,601	TreeHouse Foods Inc †	2,980,685

		6,233,529

Total Consumer Staples		9,174,850

1

Energy — 6.7%
Energy Equipment & Services — 3.3%
181,434	Forum Energy Technologies Inc †	4,900,532
52,137	Geospace Technologies Corp †	4,395,149
204,031	Helix Energy Solutions Group Inc †	5,176,267
164,773	Ocean Rig UDW Inc †	2,998,869

		17,470,817

Oil, Gas & Consumable Fuels — 3.4%
93,369	Carrizo Oil & Gas Inc †	3,483,597
525,651	Halcon Resources Corp †	2,328,634
539,576	Kodiak Oil & Gas Corp †	6,507,287
95,784	PDC Energy Inc †	5,702,979

		18,022,497

Total Energy		35,493,314

Financials — 30.7%
Capital Markets — 2.6%
254,771	Investment Technology Group Inc †	4,005,000
338,795	Janus Capital Group Inc	2,883,145
22,250	Virtus Investment Partners Inc †	3,618,740
61,837	Waddell & Reed Financial Inc, Class A	3,183,369

		13,690,254

Commercial Banks — 12.5%
110,520	Bancorp Inc/The †	1,958,414
362,422	BancorpSouth Inc	7,226,695
99,390	Banner Corp	3,792,723
291,673	Central Pacific Financial Corp	5,162,612
879,150	First BanCorp/Puerto Rico †	4,993,572
490,765	First Commonwealth Financial Corp	3,724,906
157,282	First Financial Bancorp	2,385,968
554,568	First Horizon National Corp	6,094,702
286,639	Fulton Financial Corp	3,347,944
334,782	National Penn Bancshares Inc	3,364,559
284,120	OFG Bancorp	4,599,903
91,208	PacWest Bancorp	3,133,907
432,873	Susquehanna Bancshares Inc	5,432,556
1,498,541	Synovus Financial Corp	4,945,185
315,711	Western Alliance Bancorp †	5,976,409

		66,140,055

Insurance — 5.5%
142,720	American Equity Investment Life Holding Co	3,028,518
167,729	Amtrust Financial Services Inc	6,551,495
351,365	CNO Financial Group Inc	5,059,656
141,340	First American Financial Corp	3,441,629
61,876	RLI Corp	5,409,200
184,726	Stewart Information Services Corp	5,909,385

		29,399,883

2

Real Estate Investment Trusts (REITs) — 8.3%
248,223	CubeSmart	4,428,298
494,670	DiamondRock Hospitality Co	5,278,129
90,360	First Potomac Realty Trust	1,135,825
506,935	Kite Realty Group Trust	3,006,125
428,724	Lexington Realty Trust	4,814,571
317,095	Medical Properties Trust Inc	3,859,046
591,660	NorthStar Realty Finance Corp	5,490,605
202,490	Parkway Properties Inc/MD	3,598,247
174,480	Pennsylvania Real Estate Investment Trust	3,262,776
529,080	RAIT Financial Trust	3,745,886
439,260	Sunstone Hotel Investors Inc	5,596,173

		44,215,681

Thrifts & Mortgage Finance — 1.8%
419,990	MGIC Investment Corp †	3,057,527
455,010	Radian Group Inc	6,338,289

		9,395,816

Total Financials		162,841,689

Health Care — 5.5%
Health Care Equipment & Supplies — 0.5%
36,711	ICU Medical Inc †	2,493,778

Health Care Providers & Services — 3.9%
86,260	Amsurg Corp †	3,424,522
111,932	HealthSouth Corp	3,859,415
56,981	Magellan Health Services Inc †	3,416,581
109,820	Molina Healthcare Inc †	3,909,592
89,347	WellCare Health Plans Inc †	6,231,060

		20,841,170

Life Sciences Tools & Services — 0.6%
64,020	Charles River Laboratories International Inc †	2,961,565

Pharmaceuticals — 0.5%
74,635	ViroPharma Inc †	2,933,156

Total Health Care		29,229,669

Industrials — 15.8%
Aerospace & Defense — 3.6%
169,448	AAR Corp	4,631,014
51,743	Astronics Corp †	2,572,145
97,470	Esterline Technologies Corp †	7,786,878
106,981	Hexcel Corp †	4,150,863

		19,140,900

Commercial Services & Supplies — 0.8%
100,252	Deluxe Corp	4,176,498

3

Construction & Engineering — 3.1%
183,248	Dycom Industries Inc †	5,129,111
160,425	EMCOR Group Inc	6,277,430
199,516	Primoris Services Corp	5,081,673

		16,488,214

Electrical Equipment — 2.1%
96,080	EnerSys Inc	5,825,331
160,875	General Cable Corp	5,107,781

		10,933,112

Machinery — 2.7%
132,054	Actuant Corp, Class A	5,128,977
157,245	Greenbrier Cos Inc †	3,888,669
31,756	Standex International Corp	1,886,307
315,620	Wabash National Corp †	3,680,129

		14,584,082

Road & Rail — 2.6%
93,196	Old Dominion Freight Line Inc †	4,286,084
161,557	Saia Inc †	5,037,347
237,030	Swift Transportation Co, Class A †	4,785,636

		14,109,067

Transportation Infrastructure — 0.9%
228,680	Wesco Aircraft Holdings Inc †	4,786,272

Total Industrials		84,218,145

Information Technology — 14.9%
Communications Equipment — 2.0%
279,712	ARRIS Group Inc †	4,771,887
241,917	Ciena Corp †	6,043,086

		10,814,973

Electronic Equipment, Instruments & Components — 4.3%
55,450	Littelfuse Inc	4,337,299
133,434	Plexus Corp †	4,963,745
303,010	Sanmina Corp †	5,299,645
62,374	SYNNEX Corp †	3,832,882
320,775	Vishay Intertechnology Inc †	4,134,790

		22,568,361

Semiconductors & Semiconductor Equipment — 6.1%
336,560	Brooks Automation Inc	3,133,374
353,270	Entegris Inc †	3,585,691
437,599	Fairchild Semiconductor International Inc †	6,078,250
655,449	Integrated Device Technology Inc †	6,174,330
542,576	Intersil Corp, Class A	6,093,128
555,522	Photronics Inc †	4,349,737
398,540	TriQuint Semiconductor Inc †	3,240,130

		32,654,640

4

Software — 2.5%
228,190	Mentor Graphics Corp	5,332,800
138,751	Progress Software Corp †	3,590,876
147,830	PTC Inc †	4,202,807

		13,126,483

Total Information Technology		79,164,457

Materials — 6.7%
Chemicals — 3.2%
111,864	Chemtura Corp †	2,571,753
88,916	HB Fuller Co	4,018,114
170,413	PolyOne Corp	5,233,383
69,168	Quaker Chemical Corp	5,052,723

		16,875,973

Metals & Mining — 2.6%
76,852	Kaiser Aluminum Corp	5,475,705
87,559	RTI International Metals Inc †	2,805,390
158,549	Worthington Industries Inc	5,458,842

		13,739,937

Paper & Forest Products — 0.9%
114,477	KapStone Paper and Packaging Corp	4,899,616

Total Materials		35,515,526

Utilities — 3.5%
Electric Utilities — 1.4%
117,690	El Paso Electric Co	3,930,846
157,227	PNM Resources Inc	3,558,047

		7,488,893

Gas Utilities — 0.7%
66,465	South Jersey Industries Inc	3,893,520

Multi-Utilities — 1.4%
79,910	NorthWestern Corp	3,589,557
107,210	Vectren Corp	3,575,454

		7,165,011

Total Utilities		18,547,424

TOTAL COMMON STOCKS
(Cost $383,360,431)		521,589,028

INVESTMENT COMPANY — 1.6%
(Cost $8,468,142)
8,468,142	State Street Institutional U.S. Government Money Market Fund	8,468,142

TOTAL INVESTMENTS
(Cost $391,828,573)(d)	99.8%	530,057,170
OTHER ASSETS AND LIABILITIES (Net)	0.2	892,045

NET ASSETS	100.0%	$530,949,215

5

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$530,057,170
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$530,057,170

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2013.

(b)	As of September 30, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations

6

may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $140,461,262, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,232,665 and net appreciation for financial reporting purposes was $138,228,597. At September 30, 2013, aggregate cost for financial reporting purposes was $391,828,573.

7

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: November 22, 2013

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: November 22, 2013